Schedule of Investments (unaudited) September 30, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Allegro CLO II-S Ltd., Series 2014-1RA, Class B, (3 mo. LIBOR US + 2.15%), 4.88%, 10/21/28(a)(b)	$500	$475,042
Allegro CLO VI Ltd.(a)(b)
Series 2017-2A, Class B, (3 mo. LIBOR US + 1.50%), 4.24%, 01/17/31	360	335,694
Series 2017-2A, Class C, (3 mo. LIBOR US + 1.80%), 4.54%, 01/17/31	2,400	2,200,451
American Airlines, Inc., 5.18%, 08/15/23(c)	790	782,826
Anchorage Capital CLO 3-R Ltd.(a)(b)
Series 2014-3RA, Class C, (3 mo. LIBOR US + 1.85%), 4.64%, 01/28/31	1,000	915,833
Series 2014-3RA, Class D, (3 mo. LIBOR US + 2.60%), 5.39%, 01/28/31	1,000	871,727
Anchorage Capital CLO Ltd., Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.15%), 4.61%, 10/13/30(a)(b)	1,000	947,741
Apidos CLO XV, Series 2013-15A, Class DRR, (3 mo. LIBOR US + 2.70%), 5.41%, 04/20/31(a)(b)	1,000	877,468
Apidos CLO XX, Series 2015-20A, Class BRR, (3 mo. LIBOR US + 1.95%), 4.69%, 07/16/31(a)(b)	1,000	925,216
Ares XLIX CLO Ltd., Series 2018-49A, Class D, (3 mo. LIBOR US + 3.00%), 5.76%, 07/22/30(a)(b)	1,000	875,649
Ares XLVII CLO Ltd., Series 2018-47A, Class D, (3 mo. LIBOR US + 2.70%), 5.21%, 04/15/30(a)(b)	1,500	1,310,972
Ares XLVIII CLO Ltd., Series 2018-48A, Class C, (3 mo. LIBOR US + 1.80%), 4.51%, 07/20/30(a)(b)	500	453,940
Ares XXXVII CLO Ltd.(a)(b)
Series 2015-4A, Class A3R, (3 mo. LIBOR US + 1.50%), 4.01%, 10/15/30	1,000	946,606
Series 2015-4A, Class BR, (3 mo. LIBOR US + 1.80%), 4.31%, 10/15/30	1,750	1,618,847
Atlas Senior Loan Fund XII Ltd., Series 2018-12A, Class A1, (3 mo. LIBOR US + 1.18%), 3.96%, 10/24/31(a)(b)	400	387,880
Atrium XV, Series 15A, Class C, (3 mo. LIBOR US + 2.20%), 4.98%, 01/23/31(a)(b)	250	230,444
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class B, (3 mo. LIBOR US + 2.00%), 4.51%, 10/15/30(a)(b)	1,000	925,347
Canyon CLO Ltd., Series 2020-3A, Class C, (3 mo. LIBOR US + 2.50%), 5.01%, 01/15/34(a)(b)	500	460,103
Carlyle C17 CLO Ltd., Series C17A, Class BR, (3 mo. LIBOR US + 1.85%), 4.63%, 04/30/31(a)(b)	1,000	919,379
CarVal CLO I Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.89%), 5.63%, 07/16/31(a)(b)	500	442,452
CIFC Funding Ltd.(a)(b)
Series 2013-2A, Class A3LR, (3 mo. LIBOR US + 1.95%), 4.69%, 10/18/30	1,000	929,153
Series 2013-2A, Class B1LR, (3 mo. LIBOR US + 3.05%), 5.79%, 10/18/30	1,000	888,872
Series 2018-1A, Class C, (3 mo. LIBOR US + 1.75%), 4.49%, 04/18/31	1,000	919,814
Series 2018-1A, Class D, (3 mo. LIBOR US + 2.65%), 5.39%, 04/18/31	1,200	1,064,845
Galaxy XX CLO Ltd., Series 2015-20A, Class D1R, (3 mo. LIBOR US + 2.60%), 5.31%, 04/20/31(a)(b)	1,000	891,705
Generate CLO 2 Ltd.(a)(b) Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.85%), 4.61%, 01/22/31	1,500	1,382,692

Security	Par (000)	Value

Asset-Backed Securities (continued)
Generate CLO 2 Ltd.(a)(b) (continued) Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.60%), 5.36%, 01/22/31	$1,800	$1,639,281
Greenwood Park CLO Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.50%), 5.01%, 04/15/31(a)(b)	1,000	863,595
Highbridge Loan Management Ltd.(a)(b)
Series 12A-18, Class B, (3 mo. LIBOR US + 1.85%), 4.59%, 07/18/31	1,250	1,148,020
Series 4A-2014, Class A2R, (3 mo. LIBOR US + 1.50%), 4.29%, 01/28/30	650	616,817
HPS Loan Management Ltd., Series 6A-2015, Class BR, (3 mo. LIBOR US + 1.75%), 4.58%, 02/05/31(a)(b)	1,500	1,376,384
Long Point Park CLO Ltd., Series 2017-1A, Class B, (3 mo. LIBOR US + 1.70%), 4.44%, 01/17/30(a)(b)	1,000	910,821
Madison Park Funding XIII Ltd., Series 2014-13A, Class CR2, (3 mo. LIBOR US + 1.90%), 4.64%, 04/19/30(a)(b)	1,000	948,356
Madison Park Funding XXVII Ltd.(a)(b)
Series 2018-27A, Class B, (3 mo. LIBOR US + 1.80%), 4.51%, 04/20/30	1,000	909,008
Series 2018-27A, Class C, (3 mo. LIBOR US + 2.60%), 5.31%, 04/20/30	1,000	882,355
Marble Point CLO XI Ltd., Series 2017-2A, Class B, (3 mo. LIBOR US + 1.50%), 4.24%, 12/18/30(a)(b)	1,000	927,470
MP CLO III Ltd., Series 2013-1A, Class CR, (3 mo. LIBOR US + 2.00%), 4.71%, 10/20/30(a)(b)	1,000	920,000
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class CR2, (3 mo. LIBOR US + 3.00%), 5.73%, 10/21/30(a)(b)	2,700	2,368,420
Neuberger Berman CLO XXII Ltd.(a)(b)
Series 2016-22A, Class BR, (3 mo. LIBOR US + 1.65%), 4.39%, 10/17/30	400	379,389
Series 2016-22A, Class CR, (3 mo. LIBOR US + 2.20%), 4.94%, 10/17/30	1,000	927,251
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class C, (3 mo. LIBOR US + 1.75%), 4.49%, 10/18/30(a)(b)	1,500	1,370,008
Neuberger Berman Loan Advisers CLO 27 Ltd., Series 2018-27A, Class D, (3 mo. LIBOR US + 2.60%), 5.11%, 01/15/30(a)(b)	1,000	893,190
OCP CLO Ltd.(a)(b)
Series 2014-6A, Class BR, (3 mo. LIBOR US + 2.15%), 4.89%, 10/17/30	500	466,500
Series 2016-11A, Class BR, (3 mo. LIBOR US + 2.45%), 5.22%, 10/26/30	1,500	1,421,394
Series 2017-14A, Class B, (3 mo. LIBOR US + 1.95%), 4.93%, 11/20/30	1,000	929,441
Octagon Investment Partners 26 Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 2.85%), 5.36%, 07/15/30(a)(b)	500	428,777
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 2.75%), 5.46%, 01/20/31(a)(b)	1,000	874,760
Octagon Investment Partners 34 Ltd., Series 2017-1A, Class B1, (3 mo. LIBOR US + 1.40%), 4.11%, 01/20/30(a)(b)	1,000	947,675

1

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Octagon Investment Partners XVII Ltd.(a)(b)
Series 2013-1A, Class BR2, (3 mo. LIBOR US + 1.40%), 4.18%, 01/25/31	$1,000	$942,617
Series 2013-1A, Class CR2, (3 mo. LIBOR US + 1.70%), 4.48%, 01/25/31	1,000	900,000
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class CRR, (3 mo. LIBOR US + 1.90%), 4.66%, 01/22/30(a)(b)	900	800,114
OHA Credit Partners XII Ltd., Series 2015-12A, Class DR, (3 mo. LIBOR US + 2.90%), 5.68%, 07/23/30(a)(b)	600	535,869
OZLM XXI Ltd., Series 2017-21A, Class B, (3 mo. LIBOR US + 1.90%), 4.61%, 01/20/31(a)(b)	1,800	1,660,208
Palmer Square CLO Ltd.(a)(b)
Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.45%), 4.19%, 04/18/31	1,500	1,423,284
Series 2019-1A, Class CR, (3 mo. LIBOR US + 3.05%), 5.96%, 11/14/34	1,000	890,151
Park Avenue Institutional Advisers CLO Ltd., Series 2019-1A, Class C, (3 mo. LIBOR US + 3.85%), 6.76%, 05/15/32(a)(b)	1,500	1,311,615
Regatta VII Funding Ltd., Series 2016-1A, Class DR2, (3 mo. LIBOR US + 3.05%), 6.58%, 06/20/34(a)(b)	500	445,376
Regatta XVI Funding Ltd.(a)(b)
Series 2019-2A, Class C, (3 mo. LIBOR US + 2.70%), 5.21%, 01/15/33	1,000	937,392
Series 2019-2A, Class D, (3 mo. LIBOR US + 3.90%), 6.41%, 01/15/33	1,000	912,320
Rockford Tower CLO Ltd.(a)(b)
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.19%), 3.90%, 10/20/30	2,000	1,955,676
Series 2017-3A, Class D, (3 mo. LIBOR US + 2.65%), 5.36%, 10/20/30	1,000	885,753
RR 5 Ltd., Series 2018-5A, Class C, (3 mo. LIBOR US + 3.10%), 5.61%, 10/15/31(a)(b)	650	571,500
Sound Point CLO XXI Ltd., Series 2018-3A, Class A1A, (3 mo. LIBOR US + 1.18%), 3.95%, 10/26/31(a)(b)	1,400	1,360,109
Stewart Park CLO Ltd., Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.60%), 5.11%, 01/15/30(a)(b)	1,500	1,293,555
Tiaa CLO III Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.15%), 3.89%, 01/16/31(a)(b)	2,500	2,444,276
TICP CLO IX Ltd., Series 2017-9A, Class A, (3 mo. LIBOR US + 1.14%), 3.85%, 01/20/31(a)(b)	1,000	975,792
York CLO 1 Ltd., Series 2014-1A, Class ARR, (3 mo. LIBOR US + 1.12%), 3.88%, 10/22/29(a)(b)	1,923	1,892,330

Total Asset-Backed Securities — 6.6% (Cost: $72,830,440)		67,267,547

Corporate Bonds

Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc., 5.40%, 10/01/48(d)	2,215	1,934,691

Aerospace & Defense — 4.3%
Boeing Co., 5.15%, 05/01/30(d)	6,775	6,267,199
Bombardier, Inc.(b) 7.50%, 03/15/25	98	95,294
7.13%, 06/15/26	1,322	1,212,499
7.88%, 04/15/27	1,347	1,239,240
6.00%, 02/15/28	1,121	937,912

Security	Par (000)	Value

Aerospace & Defense (continued)
Bombardier, Inc.(b) (continued) 7.45%, 05/01/34	$137	$127,783
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)	516	400,008
General Dynamics Corp., 4.25%, 04/01/50(d)	1,260	1,092,526
Howmet Aerospace, Inc., 5.13%, 10/01/24	45	43,978
Moog, Inc., 4.25%, 12/15/27(b)	320	283,357
Northrop Grumman Corp.(d) 4.03%, 10/15/47	2,400	1,907,721
5.25%, 05/01/50	3,050	2,910,370
Raytheon Technologies Corp.(d) 4.63%, 11/16/48	2,805	2,418,699
3.13%, 07/01/50	3,545	2,383,182
Rolls-Royce PLC, 5.75%, 10/15/27(b)	1,933	1,679,294
Spirit AeroSystems, Inc., 7.50%, 04/15/25(b)	332	312,820
TransDigm, Inc. 8.00%, 12/15/25(b)	1,596	1,618,679
6.25%, 03/15/26(b)	16,208	15,721,760
6.38%, 06/15/26	8	7,558
7.50%, 03/15/27	432	411,264
4.63%, 01/15/29	940	756,728
4.88%, 05/01/29	622	502,766
Triumph Group, Inc., 8.88%, 06/01/24(b)	1,635	1,615,200

		43,945,837

Airlines — 1.7%
Air Canada, 3.88%, 08/15/26(b)	549	471,454
Allegiant Travel Co., 7.25%, 08/15/27(b)	183	172,477
American Airlines, Inc. 5.18%, 10/15/23(c)	1,086	1,060,308
11.75%, 07/15/25(b)	1,014	1,058,961
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b) 5.50%, 04/20/26	988	928,194
5.75%, 04/20/29	2,109	1,840,221
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(b)	531	468,337
Korean Air Lines Co. Ltd., 4.75%, 09/23/25(e)	200	198,858
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)(d)	2,075	2,031,238
Singapore Airlines Ltd., 3.00%, 07/20/26(e)	200	185,170
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 09/15/28(b)	1,718	1,445,186
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 04/15/29(d)	5,558	5,360,440
United Airlines, Inc.(b) 4.38%, 04/15/26 4.63%, 04/15/29	1,138 1,228	1,015,665 1,016,096

		17,252,605

Auto Components — 1.5%
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52	4,240	2,855,506
Clarios Global LP, 6.75%, 05/15/25(b)	497	486,677
Clarios Global LP/Clarios U.S. Finance Co.(b) 6.25%, 05/15/26	4,933	4,711,015
8.50%, 05/15/27	7,148	6,822,695
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/29(b)	227	163,679
Goodyear Tire & Rubber Co. 5.00%, 07/15/29	270	220,415
5.63%, 04/30/33	53	42,466

		15,302,453

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Automobiles — 2.1%
Allison Transmission, Inc., 5.88%, 06/01/29(b)	$590	$533,950
Asbury Automotive Group, Inc.
4.50%, 03/01/28	197	166,465
4.75%, 03/01/30	191	149,168
5.00%, 02/15/32(b)	101	77,776
Carvana Co.(b)
5.50%, 04/15/27(d)	602	328,090
4.88%, 09/01/29	461	224,738
Ford Motor Co. 7.45%, 07/16/31	3,660	3,592,721
3.25%, 02/12/32	1,255	904,014
6.10%, 08/19/32	289	254,782
Ford Motor Credit Co. LLC
4.69%, 06/09/25	200	185,599
5.13%, 06/16/25	1,270	1,198,385
3.38%, 11/13/25	207	182,886
2.70%, 08/10/26	613	508,416
4.95%, 05/28/27	400	357,112
2.90%, 02/16/28	627	492,803
5.11%, 05/03/29	200	173,540
4.00%, 11/13/30	200	156,000
3.63%, 06/17/31	456	338,785
General Motors Co.(d) 6.25%, 10/02/43	940	816,511
5.95%, 04/01/49	3,455	2,881,920
Group 1 Automotive, Inc., 4.00%, 08/15/28(b)	78	62,806
Hyundai Capital America, 2.38%, 10/15/27(e)	200	166,965
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27(e)	500	340,035
JMH Co. Ltd., 2.50%, 04/09/31(e)	200	161,586
Kia Corp., 3.50%, 10/25/27(e)	200	180,725
LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)	456	353,111
Lithia Motors, Inc., 3.88%, 06/01/29(b)	269	215,873
Nissan Motor Co. Ltd., 4.81%, 09/17/30(b)(d)	7,125	5,772,520
Penske Automotive Group, Inc. 3.50%, 09/01/25	441	403,694
3.75%, 06/15/29	141	112,067
Sonic Automotive, Inc., 4.63%, 11/15/29(b)	119	93,415
TML Holdings Pte. Ltd., 4.35%, 06/09/26(e)	200	167,600

		21,554,058

Banks — 3.3%
Abu Dhabi Commercial Bank PJSC, 3.50%, 03/31/27(e)	200	185,250
Australia & New Zealand Banking Group Ltd., (5 year CMT + 1.70%), 2.57%, 11/25/35(a)(b)(d)	5,445	3,952,764
Bangkok Bank PCL
(5 year CMT + 1.90%), 3.73%, 09/25/34(a)(e)	200	162,288
(5 year CMT + 2.15%), 3.47%, 09/23/36	200	151,176
(5 year CMT + 4.73%), 5.00%	222	195,887
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(e)	200	176,522
Bank of China Ltd., 1.40%, 04/28/26(e)	200	179,310
Bank of Communications Co. Ltd., (5 year CMT + 3.35%), 3.80%(a)(e)(f)	252	240,660
Bank of East Asia Ltd., (5 year CMT + 5.53%), 5.83%(a)(e)(f)	750	645,000
China Construction Bank Corp., (5 year CMT + 2.15%), 2.45%, 06/24/30(a)(e)	200	185,968

Security	Par (000)	Value

Banks (continued)
Fifth Third Bancorp, Series H, (3 mo. LIBOR US + 3.03%), 5.10%(a)(f)	$5,000	$4,501,207
Industrial & Commercial Bank of China Macau Ltd., (5 year CMT + 1.65%), 2.88%, 09/12/29(a)(e)	200	190,537
Intesa Sanpaolo SpA, 5.71%, 01/15/26(b)	9,840	8,949,644
Kasikornbank PCL(a)(e)
(5 year CMT + 1.70%), 3.34%, 10/02/31	200	172,100
(5 year CMT + 3.34%), 4.00%(f)	300	235,875
KB Kookmin Card Co. Ltd., 4.00%, 06/09/25(e)	200	193,294
NongHyup Bank, 4.00%, 01/06/26(e)	200	193,782
Norinchukin Bank, 4.87%, 09/14/27(e)	200	195,815
Shinhan Financial Group Co. Ltd., 1.35%, 01/10/26(e)	200	176,458
SNB Funding Ltd., 2.75%, 10/02/24(e)	200	189,975
Sumitomo Mitsui Trust Bank Ltd., 4.80%, 09/15/25(e)	200	197,028
Truist Financial Corp., Series L, (3 mo. LIBOR US + 3.10%), 6.39%(a)(d)(f)	5,270	5,069,740
Wells Fargo & Co.(d) 5.61%, 01/15/44	4,119	3,703,885
(1 day SOFR + 1.51%), 3.53%, 03/24/28(a)	4,075	3,690,798

		33,734,963

Beverages — 2.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(d)	6,170	5,362,224
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49(d)	5,000	4,702,454
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(b)(g)	2,581	1,767,211
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(b)	3,414	2,500,253
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 08/15/27(b)	225	140,789
Ball Corp. 5.25%, 07/01/25	30	29,319
2.88%, 08/15/30	147	112,814
3.13%, 09/15/31	712	536,670
Canpack SA/Canpack U.S. LLC, 3.13%, 11/01/25(b)	228	200,498
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26	151	151,000
Silgan Holdings, Inc., 4.13%, 02/01/28	58	51,446
Trivium Packaging Finance BV(b)
5.50%, 08/15/26	2,830	2,531,065
8.50%, 08/15/27	3,036	2,680,218

		20,765,961

Biotechnology — 0.5%
Baxalta, Inc., 5.25%, 06/23/45(d)	6,000	5,513,395

Building Materials(b) — 0.3%
Masonite International Corp., Class C, 5.38%, 02/01/28	235	207,864
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/28	163	134,724
SRM Escrow Issuer LLC, 6.00%, 11/01/28	1,212	985,041
Standard Industries, Inc. 5.00%, 02/15/27	303	268,128
4.75%, 01/15/28	26	21,967
4.38%, 07/15/30	1,492	1,141,380

3

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Standard Industries, Inc. (continued) 3.38%, 01/15/31	$214	$150,506
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29	386	339,680

		3,249,290

Building Products — 0.9%
Advanced Drainage Systems, Inc.(b)
5.00%, 09/30/27	26	23,911
6.38%, 06/15/30	936	906,844
Beacon Roofing Supply, Inc., 4.13%, 05/15/29(b)	86	69,652
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)	336	276,932
LBM Acquisition LLC, 6.25%, 01/15/29(b)	175	118,562
Lowe’s Cos., Inc., 5.63%, 04/15/53	4,345	4,018,299
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(b)	113	93,503
SRS Distribution, Inc.(b)
4.63%, 07/01/28	982	843,528
6.13%, 07/01/29	1,041	836,029
6.00%, 12/01/29	1,065	849,359
White Cap Buyer LLC, 6.88%, 10/15/28(b)(d)	1,601	1,306,352

		9,342,971

Capital Markets — 1.3%
Charles Schwab Corp., Series H, (10 year CMT + 3.08%), 4.00%(a)(d)(f)	5,215	3,830,851
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)	447	350,774
Dua Capital Ltd., 2.78%, 05/11/31(e)	200	153,618
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32	725	544,998
Huarong Finance II Co. Ltd., 4.63%, 06/03/26(e)	200	165,625
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24	520	486,491
6.25%, 05/15/26	824	770,061
5.25%, 05/15/27	2,030	1,777,285
4.38%, 02/01/29	651	523,977
Jefferies Financial Group, Inc., 5.50%, 10/18/23(d)	4,000	3,992,320
NFP Corp.(b)
4.88%, 08/15/28	139	118,611
6.88%, 08/15/28	764	595,920
Temasek Financial I Ltd., 2.38%, 08/02/41(e)	250	179,563

		13,490,094

Chemicals — 2.8%
Avient Corp., 7.13%, 08/01/30(b)	267	246,422
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)	1,090	854,505
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)	597	531,829
Bluestar Finance Holdings Ltd., 3.38%, 07/16/24(e)	200	193,032
CNAC HK Finbridge Co. Ltd.(e) 4.13%, 07/19/27	200	184,754
3.88%, 06/19/29	200	174,694
Diamond BC BV, 4.63%, 10/01/29(b)	1,086	755,661
DuPont de Nemours, Inc., 5.42%, 11/15/48	7,500	6,748,645
Element Solutions, Inc., 3.88%, 09/01/28(b)	2,987	2,405,132
EverArc Escrow SARL, 5.00%, 10/30/29(b)	1,148	926,717
GC Treasury Center Co. Ltd., 2.98%, 03/18/31(e)	200	155,413
GCP Applied Technologies, Inc., 5.50%, 04/15/26(b)	299	303,111
Herens Holdco SARL, 4.75%, 05/15/28(b)	490	392,000
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)	491	407,530

Security	Par (000)	Value

Chemicals (continued)
Ingevity Corp., 3.88%, 11/01/28(b)	$100	$82,679
LG Chem Ltd., 1.38%, 07/07/26(e)	200	172,186
LYB Finance Co. BV, 8.10%, 03/15/27(b)(d)	6,000	6,506,132
NOVA Chemicals Corp., 4.88%, 06/01/24(b)	240	225,509
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/26(b)	480	370,800
Scotts Miracle-Gro Co., 4.00%, 04/01/31	364	256,256
UPL Corp. Ltd., (5 year CMT + 3.87%), 5.25%(a)(e)(f)	500	360,094
WESCO Distribution, Inc.(b)
7.13%, 06/15/25	1,485	1,485,817
7.25%, 06/15/28	1,384	1,355,561
WR Grace Holdings LLC(b)
5.63%, 10/01/24	1,493	1,451,942
5.63%, 08/15/29	2,486	1,864,500

		28,410,921

Commercial Services & Supplies — 1.1%
ADT Security Corp.
4.13%, 06/15/23	174	172,390
4.13%, 08/01/29(b)	91	75,530
4.88%, 07/15/32(b)	59	47,581
AerCap Global Aviation Trust, (3 mo. LIBOR US + 4.30%), 6.50%, 06/15/45(a)(b)	5,000	4,562,500
APX Group, Inc., 5.75%, 07/15/29(b)	555	438,769
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/29(b)(d)	73	59,944
CMB International Leasing Management Ltd., 1.88%, 08/12/25(e)	200	179,912
Fortress Transportation & Infrastructure Investors LLC(b)
6.50%, 10/01/25	125	117,427
5.50%, 05/01/28	645	515,910
Garden Spinco Corp., 8.63%, 07/20/30(b)	328	338,867
Herc Holdings, Inc., 5.50%, 07/15/27(b)	683	614,700
Hertz Corp.(b)
4.63%, 12/01/26	249	202,278
5.00%, 12/01/29	177	131,644
Metis Merger Sub LLC, 6.50%, 05/15/29(b)	443	345,540
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)	356	296,722
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
5.75%, 04/15/26	377	354,734
6.25%, 01/15/28	804	686,111
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)	482	398,190
United Rentals North America, Inc.
4.88%, 01/15/28	777	712,385
5.25%, 01/15/30	44	39,821
Williams Scotsman International, Inc., 4.63%, 08/15/28(b)	541	473,345

		10,764,300

Communications Equipment — 0.4%
Avaya, Inc., 6.13%, 09/15/28(b)	1,027	510,933
CommScope Technologies LLC, 6.00%, 06/15/25(b)	942	836,920
CommScope, Inc.(b) 6.00%, 03/01/26	524	482,457
8.25%, 03/01/27	83	68,579
7.13%, 07/01/28(d)	464	358,166
4.75%, 09/01/29	505	411,908
Nokia OYJ, 6.63%, 05/15/39	324	300,374
Viasat, Inc. (b) 5.63%, 09/15/25	731	567,483

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Communications Equipment (continued)
Viasat, Inc.(b)
5.63%, 04/15/27	$243	$202,169
6.50%, 07/15/28	287	190,855
Viavi Solutions, Inc., 3.75%, 10/01/29(b)	705	564,056

		4,493,900

Construction Materials(b) — 0.3%
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/28	617	539,739
3.88%, 11/15/29	41	32,116
BCPE Empire Holdings, Inc., 7.63%, 05/01/27	225	195,100
H&E Equipment Services, Inc., 3.88%, 12/15/28	132	103,620
IAA, Inc., 5.50%, 06/15/27	1,054	961,775
Picasso Finance Sub, Inc., 6.13%, 06/15/25	823	806,639

		2,638,989

Consumer Discretionary(b) — 0.9%
Carnival Corp.
10.50%, 02/01/26	1,407	1,392,100
5.75%, 03/01/27	1,165	816,141
9.88%, 08/01/27	1,285	1,259,300
4.00%, 08/01/28	971	783,345
6.00%, 05/01/29	662	434,649
CoreLogic, Inc., 4.50%, 05/01/28	869	590,920
Life Time, Inc., 8.00%, 04/15/26	187	159,885
NCL Corp. Ltd., 5.88%, 03/15/26	127	96,614
NCL Finance Ltd., 6.13%, 03/15/28	530	390,862
Nielsen Finance LLC/Nielsen Finance Co.
5.63%, 10/01/28	768	762,261
5.88%, 10/01/30	400	398,346
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26	241	184,365
11.63%, 08/15/27	284	258,446
5.50%, 04/01/28	222	155,542
8.25%, 01/15/29(h)	302	293,956
9.25%, 01/15/29(h)	411	404,981
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29	385	299,337

		8,681,050

Consumer Finance — 1.0%
HealthEquity, Inc., 4.50%, 10/01/29(b)	973	821,932
ICBCIL Finance Co. Ltd., 1.75%, 08/25/25(e)	200	181,225
MPH Acquisition Holdings LLC, 5.50%, 09/01/28(b)	452	373,097
Navient Corp.
7.25%, 09/25/23	299	297,840
6.13%, 03/25/24	59	57,451
5.50%, 03/15/29	547	415,801
OneMain Finance Corp. 7.13%, 03/15/26	1,231	1,109,626
3.50%, 01/15/27	627	488,416
6.63%, 01/15/28	295	253,110
Sabre Global, Inc., 9.25%, 04/15/25(b)	578	553,383
Shift4 Payments LLC/Shift4 Payments Finance Sub,
Inc., 4.63%, 11/01/26(b)	718	654,726
Shinhan Card Co. Ltd., 1.38%, 10/19/25(e)	200	175,928
Shriram Transport Finance Co. Ltd., 4.40%, 03/13/24	500	467,500
SLM Corp., 3.13%, 11/02/26	347	287,236
Verscend Escrow Corp., 9.75%, 08/15/26(b)	3,791	3,658,315

		9,795,586

Security	Par (000)	Value

Containers & Packaging — 1.9%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b) 6.00%, 06/15/27	$509	$479,327
3.25%, 09/01/28	200	163,192
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29	906	824,406
8.75%, 04/15/30	588	486,294
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	224	202,917
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	355	330,643
Graphic Packaging International LLC, 3.50%, 03/01/29(b)	264	217,171
International Paper Co.(d)
8.70%, 06/15/38	4,000	4,846,833
7.30%, 11/15/39	10,000	11,046,471
LABL, Inc., 5.88%, 11/01/28(b)	520	421,148
Sealed Air Corp., 4.00%, 12/01/27(b)	109	94,323

		19,112,725

Diversified Consumer Services — 1.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
6.63%, 07/15/26	5,356	4,773,535
9.75%, 07/15/27	1,306	1,073,507
6.00%, 06/01/29(d)	2,301	1,485,005
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(b)	2,154	1,643,551
Clarivate Science Holdings Corp.(b)
3.88%, 07/01/28	1,341	1,106,057
4.88%, 07/01/29	824	645,192
Service Corp. International
5.13%, 06/01/29	468	425,309
3.38%, 08/15/30	585	457,523
4.00%, 05/15/31	716	575,800

		12,185,479

Diversified Financial Services — 6.5%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28(b)	724	604,540
Ally Financial, Inc., Series B, (5 year CMT + 3.87%), 4.70%(a)(f)	3,375	2,630,845
Bank of America Corp., (1 day SOFR + 1.83%), 4.57%, 04/27/33(a)(d)	9,380	8,401,540
Barclays PLC, (3 mo. LIBOR US + 1.90%), 4.97%, 05/16/29(a)(d)	3,220	2,897,701
BNP Paribas SA, (5 year CMT + 3.34%), 4.63%(a)(b)(f)	13,999	8,962,091
BOC Aviation Ltd., 3.00%, 09/11/29(e)	200	168,913
Central Garden & Pet Co., 4.13%, 10/15/30	270	214,913
China Cinda 2020 I Management Ltd., 3.25%, 01/28/27(e)	200	173,994
Citigroup, Inc., 6.68%, 09/13/43(d)	4,125	4,200,399
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(e)	200	185,096
Credit Suisse AG, 6.50%, 08/08/23(b)(d)	6,000	5,922,000
Credit Suisse Group AG, (5 year USD Swap + 4.60%), 7.50%(a)(b)(f)	3,250	2,985,937
Deutsche Bank AG, (1 day SOFR + 1.87%), 2.13%, 11/24/26(a)(d)	3,260	2,768,003
DIB Sukuk Ltd., 2.95%, 01/16/26(e)	200	186,975
Doha Finance Ltd., 2.38%, 03/31/26(e)	200	177,940

5

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Doric Nimrod Air Alpha Pass-Through Trust,
Series 2013-1, Class A, 5.25%, 05/30/25(b)	$377	$371,428
Easy Tactic Ltd., 7.50%, 07/11/25(g)	208	40,325
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25%
PIK), 6.50%, 09/15/24(b)(g)	338	254,550
GLP China Holdings Ltd., 4.97%, 02/26/24(e)	200	182,000
Goldman Sachs Group, Inc., (1 day SOFR + 1.85%), 3.62%, 03/15/28(a)(d)	1,830	1,665,392
HPHT Finance 21 II Ltd., 1.50%, 09/17/26(e)	200	172,882
Indian Railway Finance Corp. Ltd., 3.84%, 12/13/27(e)	200	181,663
ION Trading Technologies SARL, 5.75%, 05/15/28(b)	200	163,000
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28(b)	675	497,812
JIC Zhixin Ltd., 3.50%, 11/24/27(e)	200	185,078
JPMorgan Chase & Co., (1 day SOFR + 2.58%), 5.72%, 09/14/33(a)(d)	11,000	10,402,090
Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 4.25%, 02/01/27(b)	96	77,300
Manappuram Finance Ltd., 5.90%, 01/13/23(e)	700	685,125
Morgan Stanley, (1 day SOFR + 2.62%), 5.30%, 04/20/37(a)(d)	2,635	2,367,700
Power Finance Corp. Ltd., 3.35%, 05/16/31(e)	200	154,924
REC Ltd., 4.63%, 03/22/28(e)	200	184,288
Shriram Transport Finance Co. Ltd., 5.10%, 07/16/23(e)	229	221,558
Spectrum Brands, Inc.
5.75%, 07/15/25	1,002	946,918
5.00%, 10/01/29(b)	34	27,047
UBS Group AG, (1 year CMT + 1.55%), 4.49%, 05/12/26(a)(b)(d)	2,585	2,491,406
UniCredit SpA, (5 year CMT + 4.75%), 5.46%, 06/30/35(a)(b)	6,135	4,561,616
Xiaomi Best Time International Ltd., 3.38%, 04/29/30	200	150,038

		66,465,027

Diversified Telecommunication Services — 6.9%
AT&T, Inc.
4.65%, 06/01/44	28	22,815
4.35%, 06/15/45	95	73,419
3.50%, 09/15/53(d)	15,960	10,634,798
Consolidated Communications, Inc., 6.50%, 10/01/28(b)	1,313	981,467
Frontier Communications Holdings LLC, 8.75%, 05/15/30(b)	472	472,302
KT Corp., 4.00%, 08/08/25(e)	200	194,522
Level 3 Financing, Inc.(b)
4.63%, 09/15/27	229	189,516
4.25%, 07/01/28	188	146,642
3.63%, 01/15/29	220	162,886
3.75%, 07/15/29	181	132,583
Lumen Technologies, Inc.
5.63%, 04/01/25	1,909	1,851,730
5.13%, 12/15/26(b)	1,080	929,243
4.00%, 02/15/27(b)	1,609	1,351,204
4.50%, 01/15/29(b)	1,160	814,900
5.38%, 06/15/29(b)	988	734,246
Series U, 7.65%, 03/15/42	179	121,140
Series Y, 7.50%, 04/01/24	290	298,700
PLDT, Inc., 2.50%, 01/23/31(e)	200	162,912

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
SoftBank Group Corp., (5 year USD ICE Swap + 4.23%), 6.00%(a)(e)(f)	$300	$279,000
Sprint Capital Corp.
6.88%, 11/15/28(d)	2,935	3,015,712
8.75%, 03/15/32	2,015	2,334,881
Switch Ltd.(b)
3.75%, 09/15/28	677	672,769
4.13%, 06/15/29	1,200	1,188,523
Telecom Italia Capital SA
6.38%, 11/15/33	442	343,624
6.00%, 09/30/34	818	609,590
7.20%, 07/18/36	186	145,764
7.72%, 06/04/38	319	254,508
Telecom Italia SpA, 5.30%, 05/30/24(b)	1,062	1,002,730
Telefonica Emisiones SA, 5.21%, 03/08/47	5,000	3,803,812
Verizon Communications, Inc.(d)
6.40%, 09/15/33	9,475	9,905,565
6.55%, 09/15/43	13,225	14,102,555
5.01%, 04/15/49	6,998	6,244,484
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27	5,744	4,609,273
6.13%, 03/01/28	3,249	2,279,423

		70,067,238

Electric Utilities — 4.3%
CLP Power Hong Kong Financing Ltd., 3.38%, 10/26/27(e)	200	185,100
Dominion Energy, Inc., Series C, (5 year CMT + 3.20%), 4.35%(a)(f)	2,020	1,713,684
Edison International, Series A, (5 year CMT + 4.70%), 5.38%(a)(f)	6,851	5,634,948
Emera, Inc., Series 16-A, (3 mo. LIBOR US + 5.44%), 6.75%, 06/15/76(a)	7,500	7,112,655
FirstEnergy Corp. 2.65%, 03/01/30	261	210,758
Series B, 2.25%, 09/01/30	46	35,389
Series C, 3.40%, 03/01/50	1,035	677,925
FirstEnergy Transmission LLC, 5.45%, 07/15/44(b)	889	803,968
Hanwha Energy USA Holdings Corp., 4.13%, 07/05/25(e)	200	195,253
JERA Co., Inc., 3.67%, 04/14/27(e)	200	184,122
Korea Western Power Co. Ltd., 4.13%, 06/28/25(e)	200	193,822
NextEra Energy Capital Holdings, Inc., (3 mo. LIBOR US + 2.41%), 4.80%, 12/01/77(a)	5,000	4,015,159
NextEra Energy Operating Partners LP(b)
4.25%, 07/15/24	712	681,830
4.25%, 09/15/24	26	24,830
Oncor Electric Delivery Co. LLC, 5.30%, 06/01/42(d)	2,750	2,654,989
Pacific Gas & Electric Co., 4.20%, 06/01/41(d)	2,310	1,584,297
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(e)
3.38%, 02/05/30	200	160,600
5.25%, 10/24/42	200	153,100
PG&E Corp., 5.25%, 07/01/30	226	192,430
Progress Energy, Inc., 7.00%, 10/30/31(d)	12,000	12,717,520
Sempra Energy, (5 year CMT + 4.55%), 4.88%(a)(f)	4,375	4,068,750

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
State Grid Overseas Investment BVI Ltd.(e) 1.13%, 09/08/26	$300	$261,696
3.50%, 05/04/27	200	189,994

		43,652,819

Electrical Equipment(b) — 0.1%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26	714	656,880
GrafTech Finance, Inc., 4.63%, 12/15/28	296	221,260

		878,140

Electronic Equipment, Instruments & Components(b) — 0.2%
BWX Technologies, Inc. 4.13%, 06/30/28	70	61,137
4.13%, 04/15/29	248	214,527
Energizer Holdings, Inc. 4.75%, 06/15/28	244	193,319
4.38%, 03/31/29	41	30,413
Imola Merger Corp., 4.75%, 05/15/29	784	661,421
Vertiv Group Corp., 4.13%, 11/15/28	1,191	958,755

		2,119,572

Energy Equipment & Services — 0.3%
Archrock Partners LP/Archrock Partners Finance Corp.(b) 6.88%, 04/01/27	515	461,224
6.25%, 04/01/28	645	566,952
Nabors Industries, Inc., 5.75%, 02/01/25	328	296,939
Petroleos Mexicanos, 6.70%, 02/16/32	695	485,388
USA Compression Partners LP/USA Compression Finance Corp. 6.88%, 04/01/26	449	413,080
6.88%, 09/01/27	549	498,945
Weatherford International Ltd.(b) 11.00%, 12/01/24	26	26,455
6.50%, 09/15/28	176	158,400
8.63%, 04/30/30	418	364,012

		3,271,395

Entertainment(b) — 0.1%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/29	127	98,108
Lindblad Expeditions LLC, 6.75%, 02/15/27	480	422,400
Motion Bondco DAC, 6.63%, 11/15/27	200	169,250
NCL Corp. Ltd., 7.75%, 02/15/29	202	152,449

		842,207

Environmental, Maintenance & Security Service — 0.7%
Clean Harbors, Inc., 5.13%, 07/15/29(b)	1,142	1,051,417
Covanta Holding Corp., 5.00%, 09/01/30	424	332,310
GFL Environmental, Inc.(b) 3.75%, 08/01/25	297	271,755
5.13%, 12/15/26	2,367	2,204,257
4.00%, 08/01/28	235	195,868
3.50%, 09/01/28	504	425,028
4.75%, 06/15/29	603	508,027
4.38%, 08/15/29	311	259,306
Tervita Corp., 11.00%, 12/01/25(b)	182	196,105
Waste Pro USA, Inc., 5.50%, 02/15/26(b)	1,419	1,246,634

		6,690,707

Equity Real Estate Investment Trusts (REITs) — 1.3%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)	364	298,454
Crown Castle, Inc., 3.65%, 09/01/27(d)	8,000	7,242,042

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)	$258	$201,245
Iron Mountain, Inc.(b) 4.88%, 09/15/27	606	542,755
5.63%, 07/15/32	778	622,400
Link Finance Cayman 2009 Ltd., 2.88%, 07/21/26(e)	200	185,725
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/27	178	153,837
4.63%, 08/01/29	965	776,410
3.50%, 03/15/31	2,778	1,934,182
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27	1,604	1,395,480
RLJ Lodging Trust LP, 4.00%, 09/15/29(b)	199	155,891

		13,508,421

Food & Staples Retailing — 2.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b) 3.25%, 03/15/26	1,296	1,138,325
4.63%, 01/15/27	1,885	1,684,853
5.88%, 02/15/28	928	856,080
4.88%, 02/15/30	242	204,734
CK Hutchison International 21 Ltd., 3.13%, 04/15/41(e)	200	149,388
Darling Ingredients, Inc., 6.00%, 06/15/30(b)	714	679,507
General Mills, Inc., 4.20%, 04/17/28(d)	620	589,906
Kraft Heinz Foods Co. 4.25%, 03/01/31	68	61,203
5.00%, 07/15/35	214	194,762
7.13%, 08/01/39(b)(d)	4,415	4,625,851
4.63%, 10/01/39	100	82,772
5.00%, 06/04/42	12	10,424
4.38%, 06/01/46	158	122,829
4.88%, 10/01/49	263	216,761
5.50%, 06/01/50(d)	2,825	2,541,310
Lamb Weston Holdings, Inc.(b) 4.88%, 05/15/28	460	417,280
4.13%, 01/31/30	515	435,814
4.38%, 01/31/32	409	337,936
Performance Food Group, Inc., 4.25%, 08/01/29(b)	700	582,820
Post Holdings, Inc., 4.63%, 04/15/30(b)	434	356,422
U.S. Foods, Inc.(b) 4.75%, 02/15/29	595	509,320
4.63%, 06/01/30	67	55,443
Walmart, Inc., 5.25%, 09/01/35(d)	5,150	5,288,526

		21,142,266

Food Products — 0.6%
Aramark Services, Inc.(b) 5.00%, 04/01/25	954	911,123
6.38%, 05/01/25	1,567	1,535,660
5.00%, 02/01/28	227	202,191
China Modern Dairy Holdings Ltd., 2.13%, 07/14/26(e)	200	167,682
Chobani LLC/Chobani Finance Corp., Inc.(b) 7.50%, 04/15/25	1,536	1,405,163
4.63%, 11/15/28	477	405,708
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/31(b)	576	461,111
Pilgrim’s Pride Corp., 3.50%, 03/01/32(b)	387	291,748

7

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food Products (continued)
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)	$624	$510,120
Tingyi Cayman Islands Holding Corp., 1.63%, 09/24/25(e)	200	178,012

		6,068,518

Gas Utilities — 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)	237	194,530

Health Care Equipment & Supplies — 0.3%
Avantor Funding, Inc.(b) 4.63%, 07/15/28	2,051	1,825,277
3.88%, 11/01/29	357	289,955
Embecta Corp., 6.75%, 02/15/30(b)	255	235,420
Hologic, Inc., 3.25%, 02/15/29(b)	25	20,445
Medtronic, Inc., 4.63%, 03/15/45(d)	647	583,947

		2,955,044

Health Care Providers & Services — 4.6%
180 Medical, Inc., 3.88%, 10/15/29(b)	282	233,629
AdaptHealth LLC, 5.13%, 03/01/30(b)	55	45,349
Aetna, Inc., 3.88%, 08/15/47(d)	3,500	2,575,543
AHP Health Partners, Inc., 5.75%, 07/15/29(b)	580	449,500
Centene Corp. 2.45%, 07/15/28	1,241	1,010,447
4.63%, 12/15/29(d)	2,027	1,821,462
3.00%, 10/15/30	1,873	1,483,304
2.50%, 03/01/31	2,740	2,065,362
2.63%, 08/01/31	700	527,571
CHS/Community Health Systems, Inc.(b) 5.63%, 03/15/27	781	601,136
6.00%, 01/15/29	765	562,265
5.25%, 05/15/30	157	109,311
Elevance Health, Inc., 4.55%, 03/01/48(d)	5,000	4,217,294
Encompass Health Corp. 4.50%, 02/01/28	35	29,977
4.75%, 02/01/30	1,320	1,085,932
4.63%, 04/01/31	250	197,564
HCA, Inc. 5.38%, 09/01/26	359	347,800
5.63%, 09/01/28(d)	833	793,780
5.25%, 06/15/49(d)	3,500	2,846,012
Legacy LifePoint Health LLC(b) 6.75%, 04/15/25	409	387,002
4.38%, 02/15/27	491	405,729
LifePoint Health, Inc., 5.38%, 01/15/29(b)(d)	184	128,286
Medline Borrower LP(b) 3.88%, 04/01/29	58	46,498
5.25%, 10/01/29	2,297	1,734,235
ModivCare, Inc., 5.88%, 11/15/25(b)	130	119,979
Molina Healthcare, Inc.(b) 4.38%, 06/15/28	659	594,747
3.88%, 11/15/30	491	412,082
3.88%, 05/15/32	509	416,935
Owens & Minor, Inc., 6.63%, 04/01/30(b)	15	13,200
Prime Healthcare Services, Inc., 7.25%, 11/01/25(b)	398	355,235
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(b)	61	54,583
Surgery Center Holdings, Inc.(b) 6.75%, 07/01/25	375	346,556

Security	Par (000)	Value

Health Care Providers & Services (continued)
Surgery Center Holdings, Inc.(b) (continued) 10.00%, 04/15/27	$892	$867,461
Teleflex, Inc. 4.63%, 11/15/27	70	63,064
4.25%, 06/01/28(b)	637	554,043
Tenet Healthcare Corp. 4.63%, 07/15/24	471	455,448
4.63%, 09/01/24(b)	882	853,635
4.88%, 01/01/26(b)	4,122	3,830,451
6.25%, 02/01/27(b)	171	159,569
5.13%, 11/01/27(b)	2,324	2,085,296
4.63%, 06/15/28(b)	37	32,337
6.13%, 06/15/30(b)	646	591,736
UnitedHealth Group, Inc., 6.88%, 02/15/38(d)	10,000	11,071,623

		46,582,968

Health Care Technology(b) — 0.7%
AthenaHealth Group, Inc., 6.50%, 02/15/30	1,917	1,515,523
Catalent Pharma Solutions, Inc. 5.00%, 07/15/27	733	653,821
3.50%, 04/01/30	390	306,821
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25	1,024	1,017,799
Charles River Laboratories International, Inc. 4.25%, 05/01/28	324	282,162
3.75%, 03/15/29	141	117,285
4.00%, 03/15/31	108	87,094
IQVIA, Inc. 5.00%, 10/15/26	554	527,883
5.00%, 05/15/27	592	552,040
Syneos Health, Inc., 3.63%, 01/15/29	1,946	1,549,561

		6,609,989

Hotels, Restaurants & Leisure — 3.2%
1011778 BC ULC/New Red Finance, Inc.(b) 5.75%, 04/15/25	552	546,895
3.88%, 01/15/28	997	867,599
4.38%, 01/15/28	2,509	2,174,049
4.00%, 10/15/30	232	182,719
Boyd Gaming Corp. 4.75%, 12/01/27	393	347,809
4.75%, 06/15/31(b)	775	627,518
Boyne USA, Inc., 4.75%, 05/15/29(b)	584	489,237
Caesars Entertainment, Inc.(b) 6.25%, 07/01/25	3,215	3,098,456
8.13%, 07/01/27	3,127	2,986,551
4.63%, 10/15/29	1,499	1,145,360
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)	1,048	1,011,215
Carnival Corp., 7.63%, 03/01/26(b)	149	113,240
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)	1,311	1,144,916
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(b)	408	392,467
Champion Path Holdings Ltd.(e) 4.50%, 01/27/26	500	337,500
4.85%, 01/27/28	500	316,969
Churchill Downs, Inc.(b) 5.50%, 04/01/27	1,730	1,600,838
4.75%, 01/15/28	442	382,364

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc. (b) 4.63%, 01/15/29	$807	$667,793
6.75%, 01/15/30	133	101,009
Fortune Star BVI Ltd. (e) 6.75%, 07/02/23	200	126,000
5.95%, 10/19/25	269	107,600
5.00%, 05/18/26	344	130,720
Hilton Domestic Operating Co., Inc. 5.38%, 05/01/25(b)	319	311,775
5.75%, 05/01/28(b)	514	480,590
3.75%, 05/01/29(b)	356	293,978
4.88%, 01/15/30	1,255	1,091,850
4.00%, 05/01/31(b)	590	476,915
3.63%, 02/15/32(b)	51	39,061
Las Vegas Sands Corp. 3.50%, 08/18/26	96	83,987
3.90%, 08/08/29	88	72,757
Marriott International, Inc., Series EE, 5.75%, 05/01/25(d)	1,295	1,307,777
McDonald’s Corp., 4.20%, 04/01/50	480	384,955
Melco Resorts Finance Ltd. (e) 5.25%, 04/26/26	300	207,600
5.75%, 07/21/28	300	189,750
5.38%, 12/04/29	383	230,758
Merlin Entertainments Ltd., 5.75%, 06/15/26(b)	240	223,403
MGM China Holdings Ltd., 5.88%, 05/15/26(e)	200	162,500
MGM Resorts International, 6.00%, 03/15/23	1,335	1,335,401
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)	487	401,178
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b) 5.63%, 09/01/29	242	167,522
5.88%, 09/01/31	242	163,350
Royal Caribbean Cruises Ltd., 5.38%, 07/15/27(b)	578	425,142
Scientific Games International, Inc. (b) 8.63%, 07/01/25	442	452,515
7.00%, 05/15/28	451	425,225
7.25%, 11/15/29	218	202,895
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)	591	590,751
Station Casinos LLC, 4.63%, 12/01/31(b)	611	461,479
Studio City Finance Ltd.(e) 6.50%, 01/15/28	300	144,806
5.00%, 01/15/29	530	251,750
Sunny Express Enterprises Corp., 2.95%, 03/01/27(e)	200	183,784
Vail Resorts, Inc., 6.25%, 05/15/25(b)	341	336,369
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)(d)	602	529,880
Wynn Macau Ltd.(e) 4.88%, 10/01/24	200	161,000
5.50%, 01/15/26	230	172,937
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)	1,103	891,445
Yum! Brands, Inc. 4.75%, 01/15/30(b)	95	83,021
3.63%, 03/15/31	134	107,093
5.38%, 04/01/32	127	112,603

		32,056,626

Security	Par (000)	Value

Household Durables — 0.4%
Brookfield Residential Properties, Inc./Brookfield
Residential U.S. LLC, 4.88%, 02/15/30(b)	$770	$570,004
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(b)	507	459,555
Lennar Corp., 5.25%, 06/01/26(d)	890	868,906
Mattamy Group Corp., 4.63%, 03/01/30(b)	427	326,098
Midea Investment Development Co. Ltd., 2.88%, 02/24/27(e)	200	180,742
NCR Corp.(b) 5.75%, 09/01/27	512	463,868
5.00%, 10/01/28	241	189,614
5.13%, 04/15/29	159	119,253
6.13%, 09/01/29	175	150,678
PulteGroup, Inc. 5.00%, 01/15/27	55	53,339
7.88%, 06/15/32	56	57,867
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)	684	405,270
Tempur Sealy International, Inc.(b) 4.00%, 04/15/29	471	371,159
3.88%, 10/15/31	221	161,883
Toll Brothers Finance Corp., 4.35%, 02/15/28	35	30,508

		4,408,744

Independent Power and Renewable Electricity Producers — 0.8%
Calpine Corp.(b) 5.25%, 06/01/26	379	357,264
5.13%, 03/15/28	2,807	2,410,838
5.00%, 02/01/31	3	2,384
Clearway Energy Operating LLC(b) 4.75%, 03/15/28	747	665,129
3.75%, 01/15/32	307	237,996
Greenko Dutch BV, 3.85%, 03/29/26(e)	770	615,784
India Green Energy Holdings, 5.38%, 04/29/24(e)	250	233,750
India Green Power Holdings, 4.00%, 02/22/27(e)	700	558,250
NRG Energy, Inc. 6.63%, 01/15/27	618	605,187
5.75%, 01/15/28	52	47,990
5.25%, 06/15/29(b)	960	840,000
3.63%, 02/15/31(b)	514	400,920
ReNew Power Pvt Ltd., 5.88%, 03/05/27(e)	200	179,100
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28(e)	550	407,000
SMC Global Power Holdings Corp., (5 year CMT + 7.16%), 5.45%(a)(e)(f)	300	245,250
TerraForm Power Operating LLC(b) 5.00%, 01/31/28	231	203,518
4.75%, 01/15/30	127	107,795

		8,118,155

Industrial Conglomerates — 0.0%
CITIC Ltd., 3.70%, 06/14/26(e)	200	190,628
Resideo Funding, Inc., 4.00%, 09/01/29(b)	97	78,180
Shanghai Port Group BVI Development 2 Co. Ltd., 1.50%, 07/13/25(e)	200	180,870

		449,678

Insurance — 4.1%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(b)	478	368,060
AIA Group Ltd.(e) 3.20%, 03/11/25	200	192,498
(5 year CMT + 1.76%), 2.70%(a)(f)	200	170,000

9

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (b) 4.25%, 10/15/27	$88	$75,168
6.75%, 10/15/27	2,839	2,446,619
5.88%, 11/01/29	127	103,152
Allstate Corp., Series B, (3 mo. LIBOR US + 2.94%), 5.75%, 08/15/53(a)(d)	5,000	4,602,591
AmWINS Group, Inc., 4.88%, 06/30/29(b)	551	457,365
Aon Global Ltd., 4.25%, 12/12/42(d)	6,500	5,019,158
Farmers Exchange Capital II, (3 mo. LIBOR US + 3.74%), 6.15%, 11/01/53(a)(b)	4,890	4,667,237
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)	87	80,035
Guoren Property & Casualty Insurance Co. Ltd., 3.35%, 06/01/26(e)	200	175,774
Hanwha Life Insurance Co. Ltd., (5 year CMT + 2.00%), 4.70%(a)(e)(f)	200	196,475
HUB International Ltd.(b)
7.00%, 05/01/26	1,900	1,801,989
5.63%, 12/01/29	181	151,135
NFP Corp., 7.50%, 10/01/30(b)	170	161,314
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40(b)(d)	12,000	11,884,799
Principal Financial Group, Inc., (3 mo. LIBOR US + 3.04%), 5.95%, 05/15/55(a)	5,000	4,787,900
Progressive Corp., Series B, (3 mo. LIBOR US + 2.54%), 5.38%(a)(f)	5,000	4,639,514

		41,980,783

Interactive Media & Services — 0.7%
Baidu, Inc., 1.63%, 02/23/27	400	339,940
Cablevision Lightpath LLC(b)
3.88%, 09/15/27	368	307,823
5.63%, 09/15/28	540	432,000
Netflix, Inc. 3.63%, 06/15/25(b)	210	198,415
5.88%, 11/15/28	1,698	1,656,874
5.38%, 11/15/29(b)	2,007	1,886,580
4.88%, 06/15/30(b)	461	421,279
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 4.75%, 04/30/27(b)	614	534,180
Tencent Holdings Ltd.(e) 1.81%, 01/26/26	400	358,075
3.60%, 01/19/28	400	359,440
Twitter, Inc. (b)
3.88%, 12/15/27	766	718,298
5.00%, 03/01/30	150	143,747
Weibo Corp., 3.50%, 07/05/24	200	191,025

		7,547,676

Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd. 3.60%, 11/28/24	200	193,814
3.40%, 12/06/27	200	179,622
2.13%, 02/09/31	200	153,716

		527,152

Internet Software & Services — 1.1%
ANGI Group LLC, 3.88%, 08/15/28(b)	582	410,495
Booking Holdings, Inc., 3.55%, 03/15/28(d)	3,375	3,079,278
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(b) 5.25%, 12/01/27	370	340,777

Security	Par (000)	Value

Internet Software & Services (continued)
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(b) (continued) 3.50%, 03/01/29	$369	$301,798
Match Group Holdings II LLC (b) 4.13%, 08/01/30	383	314,539
3.63%, 10/01/31	385	290,675
NortonLifeLock, Inc., 7.13%, 09/30/30(b)	368	355,933
Uber Technologies, Inc.(b) 7.50%, 05/15/25	1,750	1,745,625
8.00%, 11/01/26	481	480,240
7.50%, 09/15/27	2,069	2,027,620
6.25%, 01/15/28	581	540,330
4.50%, 08/15/29	2,040	1,714,875

		11,602,185

IT Services — 1.4%
Block, Inc., 3.50%, 06/01/31	2,518	1,952,243
Booz Allen Hamilton, Inc.(b) 3.88%, 09/01/28	561	482,608
4.00%, 07/01/29	945	808,506
CA Magnum Holdings 5.38%, 10/31/26(b)	964	804,940
5.38%, 10/31/26(e)	700	584,500
Camelot Finance SA, 4.50%, 11/01/26(b)	1,254	1,134,632
Condor Merger Sub, Inc., 7.38%, 02/15/30(b)	1,273	1,040,760
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)	272	224,400
Fair Isaac Corp., 4.00%, 06/15/28(b)	393	334,867
Gartner, Inc.(b)
4.50%, 07/01/28	616	550,827
3.75%, 10/01/30	697	570,595
Global Payments, Inc., 5.95%, 08/15/52(d)	4,850	4,273,030
Twilio, Inc., 3.88%, 03/15/31	810	635,827
Wipro IT Services LLC, 1.50%, 06/23/26(e)	400	348,250
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)	989	806,965

		14,552,950

Leisure Products — 0.1%
Mattel, Inc. 3.75%, 04/01/29(b)	152	127,801
6.20%, 10/01/40	513	482,883
5.45%, 11/01/41	753	630,854

		1,241,538

Machinery(b) — 0.4%
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(g)	166	155,625
Madison IAQ LLC, 5.88%, 06/30/29	584	406,791
Terex Corp., 5.00%, 05/15/29	688	590,466
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26	1,550	1,225,169
TK Elevator Holdco GmbH, 7.63%, 07/15/28	596	499,150
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27	1,747	1,485,317

		4,362,518

Media — 9.3%
Altice Financing SA(b) 5.00%, 01/15/28	863	664,752
5.75%, 08/15/29	1,009	772,107
Altice France Holding SA, 10.50%, 05/15/27(b)	3,527	2,762,542
AMC Networks, Inc., 4.25%, 02/15/29	263	194,452
Cable One, Inc., 4.00%, 11/15/30(b)	641	498,961

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. 5.13%, 05/01/27(b)	$2,592	$2,339,280
5.00%, 02/01/28(b)	7	6,036
5.38%, 06/01/29(b)	1,823	1,595,708
6.38%, 09/01/29(b)	1,199	1,100,802
4.75%, 03/01/30(b)	846	686,317
4.50%, 08/15/30(b)	2,925	2,313,207
4.25%, 02/01/31(b)	1,749	1,341,553
4.75%, 02/01/32(b)	950	739,841
4.50%, 05/01/32	462	352,354
4.50%, 06/01/33(b)	326	240,839
4.25%, 01/15/34(b)	2,197	1,572,569
Charter Communications Operating LLC/Charter Communications Operating Capital 6.38%, 10/23/35	479	439,273
6.48%, 10/23/45	9,584	8,439,546
5.38%, 05/01/47	1,500	1,160,297
6.83%, 10/23/55	3,540	3,223,119
Clear Channel Outdoor Holdings, Inc.(b) 5.13%, 08/15/27	5,585	4,717,857
7.75%, 04/15/28	1,953	1,474,515
7.50%, 06/01/29	1,931	1,399,975
Comcast Corp. (d) 3.75%, 04/01/40	545	428,432
2.99%, 11/01/63	5,558	3,219,170
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)	4,099	3,584,789
Cox Communications, Inc., 8.38%, 03/01/39(b)(d)	5,000	5,943,871
CSC Holdings LLC 5.25%, 06/01/24	1,061	981,425
5.38%, 02/01/28(b)	336	293,160
7.50%, 04/01/28(b)(d)	877	715,606
5.75%, 01/15/30(b)	206	146,418
4.13%, 12/01/30(b)	2,480	1,853,056
3.38%, 02/15/31(b)	225	158,625
4.50%, 11/15/31(b)	680	510,802
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/27(b)	897	773,313
Discovery Communications LLC, 4.88%, 04/01/43(d)	4,000	2,900,159
DISH DBS Corp.
7.75%, 07/01/26	1,110	851,448
5.25%, 12/01/26(b)	2,319	1,899,833
5.75%, 12/01/28(b)	1,718	1,298,361
Frontier Communications Holdings LLC (b) 5.88%, 10/15/27	546	489,342
5.00%, 05/01/28	664	569,845
6.75%, 05/01/29	1,212	999,900
6.00%, 01/15/30	536	421,095
GCI LLC, 4.75%, 10/15/28(b)	251	208,394
Globe Telecom, Inc., (5 year CMT + 5.53%), 4.20%(a)(e)(f)	700	615,912
Gray Television, Inc., 7.00%, 05/15/27(b)	415	390,308
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(e)	200	184,038
iHeartCommunications, Inc. 6.38%, 05/01/26	370	343,247
5.25%, 08/15/27(b)	376	321,198
4.75%, 01/15/28(b)	184	153,364
Iliad Holding SASU(b) 6.50%, 10/15/26	1,178	1,030,043
7.00%, 10/15/28	757	648,537

Security	Par (000)	Value

Media (continued)
Lamar Media Corp., 4.00%, 02/15/30	$307	$257,229
LCPR Senior Secured Financing DAC (b) 6.75%, 10/15/27	860	713,800
5.13%, 07/15/29	1,214	914,223
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(g)	461	209,902
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)	1,340	998,300
Live Nation Entertainment, Inc. (b) 4.88%, 11/01/24	136	131,560
6.50%, 05/15/27	2,668	2,567,283
4.75%, 10/15/27	697	605,125
3.75%, 01/15/28	155	131,363
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(a)(e)(f)	695	638,662
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27	703	614,106
4.25%, 01/15/29	336	263,928
4.63%, 03/15/30	55	42,853
Paramount Global, 5.85%, 09/01/43(d)	1,300	1,036,373
Radiate Holdco LLC/Radiate Finance, Inc.(b)
4.50%, 09/15/26	1,459	1,196,716
6.50%, 09/15/28	3,116	2,173,410
Scripps Escrow II, Inc., 3.88%, 01/15/29(b)	37	29,496
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)	817	614,792
Sirius XM Radio, Inc.(b)
3.13%, 09/01/26	1,020	895,789
5.00%, 08/01/27	660	605,550
4.00%, 07/15/28	619	526,509
5.50%, 07/01/29(d)	1,008	906,678
3.88%, 09/01/31	537	416,411
Stagwell Global LLC, 5.63%, 08/15/29(b)	209	171,917
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	1,000	867,270
Time Warner Cable LLC, 6.55%, 05/01/37	3,519	3,175,159
Univision Communications, Inc.(b)
6.63%, 06/01/27	113	106,640
7.38%, 06/30/30	344	328,277
UPC Broadband Finco BV, 4.88%, 07/15/31(b)	934	724,812
Videotron Ltd., 3.63%, 06/15/29(b)	421	341,006
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)	1,452	1,174,305
WMG Acquisition Corp., 3.88%, 07/15/30(b)	263	215,467
Ziggo Bond Co. BV, 6.00%, 01/15/27(b)	955	797,425
Ziggo BV, 4.88%, 01/15/30(b)	605	477,950

		94,839,879

Metals & Mining — 2.1%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/28(e)	506	464,255
Arconic Corp.(b) 6.00%, 05/15/25	705	678,609
6.13%, 02/15/28	607	536,181
ATI, Inc., 5.13%, 10/01/31	656	535,906
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)	2,294	2,111,352
Chinalco Capital Holdings Ltd., 2.13%, 06/03/26(e)	200	178,824
Commercial Metals Co., 4.88%, 05/15/23(d)	2,194	2,184,017
Constellium SE (b) 5.88%, 02/15/26	996	913,830
3.75%, 04/15/29	1,731	1,263,770
FMG Resources August Pty. Ltd., 6.13%, 04/15/32(b)	708	608,349

11

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metals & Mining (continued)
JSW Steel Ltd., 3.95%, 04/05/27(e)	$500	$395,000
Kaiser Aluminum Corp.(b)
4.63%, 03/01/28	988	806,128
4.50%, 06/01/31	700	512,218
Mineral Resources Ltd., 8.50%, 05/01/30(b)	218	210,675
New Gold, Inc., 7.50%, 07/15/27(b)	1,357	1,072,030
Novelis Corp.(b) 3.25%, 11/15/26	1,282	1,070,124
4.75%, 01/30/30	2,489	2,040,980
3.88%, 08/15/31	932	695,197
Periama Holdings LLC, 5.95%, 04/19/26(e)	200	173,250
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b) .	249	210,029
Southern Copper Corp., 5.88%, 04/23/45(d)	3,870	3,630,544
Steel Dynamics, Inc., 3.25%, 10/15/50(d)	1,145	698,697
U.S. Steel Corp., 6.88%, 03/01/29(d)	168	152,687
Vedanta Resources Finance II PLC(e) 13.88%, 01/21/24	400	332,825
8.95%, 03/11/25	200	135,500

		21,610,977

Multiline Retail — 0.1%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(b)	820	753,458

Offshore Drilling & Other Services — 0.1%
Entegris, Inc.(b) 4.38%, 04/15/28	176	149,216
3.63%, 05/01/29	237	187,552
Lam Research Corp., 4.88%, 03/15/49(d)	875	806,888

		1,143,656

Oil, Gas & Consumable Fuels — 14.8%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)	855	826,221
Antero Midstream Partners LP/Antero Midstream
Finance Corp.(b) 5.75%, 03/01/27	749	692,725
5.75%, 01/15/28	127	115,570
5.38%, 06/15/29	425	375,233
Apache Corp.
4.25%, 01/15/30	469	410,140
5.10%, 09/01/40	11	8,880
5.35%, 07/01/49	198	155,430
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b) 9.00%, 11/01/27	916	1,117,340
5.88%, 06/30/29	26	23,140
Buckeye Partners LP 4.13%, 03/01/25(b)	594	543,658
5.85%, 11/15/43	383	283,707
5.60%, 10/15/44	191	134,079
Callon Petroleum Co. 6.38%, 07/01/26	178	160,394
8.00%, 08/01/28(b)(d)	1,141	1,052,572
7.50%, 06/15/30(b)	912	798,461
Cenovus Energy, Inc., 5.40%, 06/15/47	77	65,916
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)	946	899,357
Cheniere Energy Partners LP 4.50%, 10/01/29	1,571	1,383,093
4.00%, 03/01/31	788	660,722

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Cheniere Energy Partners LP (continued) 3.25%, 01/31/32	$1,163	$893,015
Chesapeake Energy Corp.(b) 5.88%, 02/01/29	80	74,189
6.75%, 04/15/29	928	889,599
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29	200	177,100
CNOOC Petroleum North America ULC, 6.40%, 05/15/37(d)	2,000	2,030,375
CNX Resources Corp.(b)
6.00%, 01/15/29	78	71,175
7.38%, 01/15/31	327	319,831
Colgate Energy Partners III LLC(b) 7.75%, 02/15/26	490	480,948
5.88%, 07/01/29	452	403,469
Comstock Resources, Inc.(b) 6.75%, 03/01/29(d)	792	730,468
5.88%, 01/15/30	1,107	964,147
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)	2,218	1,877,592
Crescent Energy Finance LLC, 7.25%, 05/01/26(b)	1,096	984,668
Crestwood Midstream Partners LP/Crestwood
Midstream Finance Corp.(b) 5.63%, 05/01/27	189	171,045
6.00%, 02/01/29	97	86,815
8.00%, 04/01/29	286	275,275
CrownRock LP/CrownRock Finance, Inc.(b) 5.63%, 10/15/25	1,399	1,339,361
5.00%, 05/01/29	56	49,409
DCP Midstream Operating LP 5.13%, 05/15/29	84	78,710
6.45%, 11/03/36(b)	177	161,709
6.75%, 09/15/37(b)	1,218	1,181,019
Devon Energy Corp. 8.25%, 08/01/23(d)	811	830,061
5.25%, 09/15/24	100	99,962
5.25%, 10/15/27	130	130,247
5.88%, 06/15/28	204	203,645
4.50%, 01/15/30	117	106,495
Diamondback Energy, Inc., 3.50%, 12/01/29(d)	692	597,292
DT Midstream, Inc.(b) 4.13%, 06/15/29	766	647,270
4.38%, 06/15/31	876	722,455
Earthstone Energy Holdings LLC, 8.00%, 04/15/27(b)	507	477,847
eG Global Finance PLC(b) 6.75%, 02/07/25	503	453,716
8.50%, 10/30/25	787	688,298
Enbridge, Inc.(a)
(3 mo. LIBOR US + 3.64%), 6.25%, 03/01/78	5,000	4,493,500
Series 16-A, (3 mo. LIBOR US + 3.89%), 6.00%, 01/15/77	5,880	5,260,911
Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 01/30/28(b)	518	492,680
Energy Transfer LP 5.50%, 06/01/27	406	395,483
6.13%, 12/15/45(d)	3,579	3,138,658
Series B, (3 mo. LIBOR US + 4.16%), 6.63%(a)(f)	5,000	3,649,991
Series H, (5 year CMT + 5.69%), 6.50%(a)(f)	185	161,154
EnLink Midstream LLC 5.63%, 01/15/28(b)	594	555,390

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
EnLink Midstream LLC (continued)
5.38%, 06/01/29	$628	$574,620
6.50%, 09/01/30(b)	374	365,211
EnLink Midstream Partners LP 4.15%, 06/01/25	20	18,565
4.85%, 07/15/26	64	58,777
5.60%, 04/01/44	626	476,196
5.05%, 04/01/45	68	47,659
5.45%, 06/01/47	215	157,051
Enterprise Products Operating LLC 4.90%, 05/15/46(d)	5,375	4,567,328
Series E, (3 mo. LIBOR US + 3.03%), 5.25%, 08/16/77(a)	4,800	4,011,859
EQM Midstream Partners LP
4.13%, 12/01/26	226	191,460
7.50%, 06/01/30(b)	141	133,241
4.75%, 01/15/31(b)	1,052	835,025
Exxon Mobil Corp., 3.45%, 04/15/51(d)	3,890	2,896,664
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 03/31/36(e)	200	154,225
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25	39	35,260
7.75%, 02/01/28	293	254,910
GS Caltex Corp., 4.50%, 01/05/26	200	193,857
Gulfport Energy Corp., 8.00%, 05/17/26(b)	53	52,238
Harbour Energy PLC, 5.50%, 10/15/26(b)	200	179,000
Harvest Midstream I LP, 7.50%, 09/01/28(b)	115	107,486
Hess Corp., 5.80%, 04/01/47(d)	5,000	4,465,232
Hess Midstream Operations LP, 4.25%, 02/15/30(b)	497	401,328
Hilcorp Energy I LP/Hilcorp Finance Co.(b) 6.25%, 11/01/28	238	219,598
5.75%, 02/01/29	79	69,067
6.00%, 04/15/30	29	25,274
6.00%, 02/01/31	51	44,186
ITT Holdings LLC, 6.50%, 08/01/29(b)	711	551,572
Kinder Morgan, Inc.
7.80%, 08/01/31	197	214,106
7.75%, 01/15/32	4,586	4,961,699
Kinetik Holdings LP, 5.88%, 06/15/30(b)	928	849,732
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(b)	58	55,585
Marathon Petroleum Corp., 5.13%, 12/15/26(d)	937	921,185
Matador Resources Co., 5.88%, 09/15/26	371	357,893
Medco Bell Pte. Ltd., 6.38%, 01/30/27(e)	300	237,375
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28(e)	400	311,325
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26(e)	200	171,250
MPLX LP(d)
5.20%, 03/01/47	3,500	2,876,440
4.70%, 04/15/48	5,000	3,809,520
5.50%, 02/15/49	2,640	2,240,647
Murphy Oil Corp.
5.75%, 08/15/25	2	1,929
5.88%, 12/01/27	46	42,998
6.13%, 12/01/42	47	37,383
Murphy Oil USA, Inc., 4.75%, 09/15/29	323	285,855
Nabors Industries Ltd.(b)
7.25%, 01/15/26	260	226,231
7.50%, 01/15/28	646	527,330
Nabors Industries, Inc., 7.38%, 05/15/27(b)	620	572,229
New Fortress Energy, Inc.(b)
6.75%, 09/15/25	1,419	1,344,077
6.50%, 09/30/26	1,605	1,482,859

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
NGL Energy Operating LLC/NGL Energy Finance
Corp., 7.50%, 02/01/26(b)(d)	$364	$323,818
NGPL PipeCo LLC, 7.77%, 12/15/37(b)(d)	1,117	1,128,935
Northern Oil & Gas, Inc., 8.13%, 03/01/28(b)	1,419	1,330,312
NuStar Logistics LP
6.00%, 06/01/26	373	341,439
6.38%, 10/01/30	45	38,505
Occidental Petroleum Corp.
6.95%, 07/01/24	92	94,530
8.00%, 07/15/25	60	63,600
5.88%, 09/01/25	195	195,590
8.88%, 07/15/30	159	177,015
6.63%, 09/01/30	1,748	1,774,220
7.50%, 05/01/31	14	14,630
6.45%, 09/15/36	273	273,000
6.20%, 03/15/40	1,380	1,335,150
6.60%, 03/15/46	66	67,980
PDC Energy, Inc., 5.75%, 05/15/26	759	702,181
Permian Resources Operating LLC, 6.88%, 04/01/27(b).	168	162,532
Pertamina Persero PT, 2.30%, 02/09/31(e)	700	528,577
Petroleos Mexicanos
3.50%, 01/30/23	5,000	4,912,500
4.63%, 09/21/23	3,965	3,850,610
Petronas Capital Ltd., 2.48%, 01/28/32(e)	200	162,440
Petronas Energy Canada Ltd., 2.11%, 03/23/28(e)	200	171,975
Plains All American Pipeline LP, Series B, (3 mo. LIBOR US + 4.11%), 6.13%(a)(f)	2,215	1,805,473
Qatar Energy, 2.25%, 07/12/31(e)	200	161,000
Range Resources Corp.
5.00%, 03/15/23	551	549,121
4.88%, 05/15/25	30	28,277
Reliance Industries Ltd.(e)
3.67%, 11/30/27	250	229,044
2.88%, 01/12/32	250	195,694
Rockcliff Energy II LLC, 5.50%, 10/15/29(b)	667	584,009
Rockies Express Pipeline LLC, 6.88%, 04/15/40(b)	580	472,091
Sabine Pass Liquefaction LLC(d)
5.63%, 04/15/23(i)	10,510	10,515,555
5.75%, 05/15/24	2,575	2,584,427
5.88%, 06/30/26	1,481	1,482,150
Sinopec Group Overseas Development 2017 Ltd., 3.63%, 04/12/27(e)	200	190,706
Sinopec Group Overseas Development 2018 Ltd. 2.95%, 08/08/29(e)	300	268,545
2.30%, 01/08/31	200	166,144
SM Energy Co.
5.63%, 06/01/25	44	42,240
6.75%, 09/15/26	327	314,738
6.63%, 01/15/27	75	71,991
6.50%, 07/15/28	100	95,032
Southwestern Energy Co.
5.70%, 01/23/25	29	28,394
5.38%, 02/01/29	392	355,466
4.75%, 02/01/32	322	269,868
Sunoco LP/Sunoco Finance Corp. 6.00%, 04/15/27	141	134,451
5.88%, 03/15/28	317	287,660
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
6.00%, 03/01/27	150	136,089
6.00%, 12/31/30	102	86,711

13

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b) (continued) 6.00%, 09/01/31	$239	$201,955
Tap Rock Resources LLC, 7.00%, 10/01/26(b)	1,368	1,250,591
TransCanada PipeLines Ltd., 4.88%, 05/15/48(d)	4,000	3,444,422
Transcanada Trust, (3 mo. LIBOR US + 3.53%), 5.63%, 05/20/75(a)	2,755	2,543,884
Transocean, Inc., 11.50%, 01/30/27(b)	294	271,932
Venture Global Calcasieu Pass LLC(b) 3.88%, 08/15/29	1,693	1,452,391
4.13%, 08/15/31	1,500	1,244,205
3.88%, 11/01/33	2,652	2,061,930
Vermilion Energy, Inc., 6.88%, 05/01/30(b)	270	248,400
Western Midstream Operating LP 5.45%, 04/01/44	12	9,844
5.30%, 03/01/48	945	777,262
5.50%, 08/15/48	117	94,624
5.50%, 02/01/50	1,445	1,166,837
Williams Cos., Inc.(d) 4.55%, 06/24/24	527	521,799
8.75%, 03/15/32	2,478	2,884,210
5.10%, 09/15/45	5,075	4,297,172
Woodside Finance Ltd., 3.70%, 09/15/26(e)	200	185,110

		150,027,132

Pharmaceuticals — 3.7%
AbbVie, Inc.(d) 4.75%, 03/15/45	5,485	4,708,645
4.70%, 05/14/45	3,255	2,753,138
CVS Health Corp.(d) 5.13%, 07/20/45	3,879	3,396,689
5.05%, 03/25/48	8,205	7,225,835
Elanco Animal Health, Inc., 6.40%, 08/28/28	353	311,625
Jazz Securities DAC, 4.38%, 01/15/29(b)	853	736,779
Merck & Co., Inc., 6.50%, 12/01/33(d)	6,420	7,101,835
Option Care Health, Inc., 4.38%, 10/31/29(b)	461	389,545
Organon & Co./Organon Foreign Debt Co-Issuer BV (b) 4.13%, 04/30/28	1,633	1,396,215
5.13%, 04/30/31(d)	1,599	1,309,837
PRA Health Sciences, Inc., 2.88%, 07/15/26(b)	1,021	898,324
Prestige Brands, Inc., 3.75%, 04/01/31(b)	318	247,054
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30(d)	8,270	6,537,313
Teva Pharmaceutical Finance Netherlands III BV, 7.13%, 01/31/25	200	194,350

		37,207,184

Real Estate — 0.0%
VICI Properties LP/VICI Note Co., Inc., 4.50%, 01/15/28(b)	430	381,491

Real Estate Management & Development — 1.3%
Agile Group Holdings Ltd. (e) 5.75%, 01/02/25	200	59,163
6.05%, 10/13/25	200	55,850
AYC Finance Ltd., 3.90%(e)(f)	300	217,556
China Aoyuan Group Ltd.(e)(j)(k) 7.95%, 02/19/23	230	14,634
6.20%, 03/24/26	420	26,250
China Evergrande Group(e)(j)(k) 10.00%, 04/11/23	300	18,431
7.50%, 06/28/23	300	18,000
9.50%, 03/29/24	300	18,806

Security	Par (000)	Value

Real Estate Management & Development (continued)
China Evergrande Group(e)(j)(k) (continued) 10.50%, 04/11/24	$350	$22,378
China Resources Land Ltd., 3.75%, 08/26/24(e)	200	191,850
China SCE Group Holdings Ltd., 7.38%, 04/09/24(e)	200	45,725
CIFI Holdings Group Co. Ltd.(e) 6.55%, 03/28/24	450	119,250
6.45%, 11/07/24	250	54,063
Fantasia Holdings Group Co. Ltd., 7.95%, 07/05/22(j)(k) .	1,050	89,250
Global Prime Capital Pte. Ltd., 5.95%, 01/23/25(e)	200	186,037
GLP Pte Ltd., 3.88%, 06/04/25(e)	200	167,537
GLP Pte. Ltd., (5 year CMT + 3.74%), 4.50%(a)(e)(f)	200	132,100
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b) .	360	337,896
Howard Hughes Corp.(b) 5.38%, 08/01/28	443	367,690
4.13%, 02/01/29	176	135,960
4.38%, 02/01/31	46	33,042
Hysan MTN Ltd., 2.88%, 06/02/27(e)	200	180,100
Kaisa Group Holdings Ltd.(e)(j)(k) 11.50%, 01/30/23	200	19,500
9.75%, 09/28/23	200	20,538
11.95%, 11/12/23	249	24,278
KWG Group Holdings Ltd., 5.88%, 11/10/24(e)	400	76,000
Modern Land China Co. Ltd., 11.50%, 11/13/22(e)(j)(k)	1,130	175,150
New Metro Global Ltd., 4.50%, 05/02/26(e)	349	110,110
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29(b)(d)	4,485	3,992,347
Pakuwon Jati Tbk PT, 4.88%, 04/29/28(e)	500	406,344
Powerlong Real Estate Holdings Ltd.(e) 6.25%, 08/10/24	200	28,413
5.95%, 04/30/25	200	25,288
Realogy Group LLC/Realogy Co.-Issuer Corp.(b) 5.75%, 01/15/29	362	261,092
5.25%, 04/15/30	263	178,601
Redsun Properties Group Ltd., 10.50%, 10/03/22(e)(j)(k) .	200	14,000
RKPF Overseas Ltd.(e)
Series 2019-A, 5.90%, 03/05/25	200	85,000
Series 2020-A, 5.20%, 01/12/26	306	113,220
Ronshine China Holdings Ltd., 7.10%, 01/25/25(e)(j)(k)	200	11,000
Shimao Group Holdings Ltd., 3.45%, 01/11/31(e)(j)(k)	200	23,500
Shui On Development Holding Ltd.(e) 5.75%, 11/12/23	225	185,625
5.50%, 03/03/25	230	151,800
Sinochem Offshore Capital Co. Ltd., 1.50%, 09/23/26(e)	200	172,326
Starwood Property Trust, Inc., 4.38%, 01/15/27(b)	150	127,873
Sunac China Holdings Ltd., 7.00%, 07/09/25(e)(j)(k)	782	101,660
Theta Capital Pte. Ltd., 8.13%, 01/22/25(e)	200	154,412
Times China Holdings Ltd.(e) 6.75%, 07/08/25	570	76,950
5.75%, 01/14/27	326	35,860
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27(e)	200	160,850
VICI Properties LP, 5.13%, 05/15/32	3,155	2,796,591
Wanda Properties International Co. Ltd., 7.25%, 01/29/24(e)	285	199,642
Yango Justice International Ltd.(e)(j)(k) 8.25%, 11/25/23	200	10,000
7.50%, 04/15/24	200	10,000
Yanlord Land HK Co. Ltd.(e) 6.80%, 02/27/24	200	166,000
5.13%, 05/20/26	200	140,037

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Management & Development (continued)
Yuzhou Group Holdings Co. Ltd.(e)(j)(k) 7.70%, 02/20/25	$200	$12,500
7.38%, 01/13/26	1,300	81,250
Zhenro Properties Group Ltd., 7.35%, 02/05/25(e)(j)(k)	233	9,320

		12,648,645

Road & Rail — 1.9%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.35%), 6.61%, 12/15/55(a)(d)	6,125	5,733,088
CSX Corp., 3.80%, 04/15/50(d)	770	581,295
Norfolk Southern Corp., 6.00%, 03/15/2105(d)	12,700	11,850,385
Seaspan Corp., 5.50%, 08/01/29(b)	683	539,570
Yunda Holding Investment Ltd., 2.25%, 08/19/25(e)	200	175,882

		18,880,220

Semiconductors & Semiconductor Equipment — 2.2%
Broadcom, Inc., 5.00%, 04/15/30(d)	10,970	10,193,571
NVIDIA Corp.(d) 3.50%, 04/01/50	2,785	2,038,860
3.70%, 04/01/60	1,760	1,259,638
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.40%, 06/01/27	750	707,250
3.40%, 05/01/30	1,755	1,469,427
QUALCOMM, Inc., 4.30%, 05/20/47(d)	3,500	2,967,759
Sensata Technologies BV(b) 5.63%, 11/01/24	695	691,094
5.00%, 10/01/25	572	545,728
4.00%, 04/15/29	207	171,290
5.88%, 09/01/30	383	358,358
Sensata Technologies, Inc., 4.38%, 02/15/30(b)	2,288	1,911,647
SK Hynix, Inc., 1.50%, 01/19/26(e)	200	172,725
Synaptics, Inc., 4.00%, 06/15/29(b)	57	45,888
TSMC Global Ltd., 2.25%, 04/23/31(e)	200	156,606

		22,689,841

Software — 1.7%
Black Knight InfoServ LLC, 3.63%, 09/01/28(b)	859	732,298
Boxer Parent Co., Inc.(b) 7.13%, 10/02/25	764	748,777
9.13%, 03/01/26	336	322,896
Elastic NV, 4.13%, 07/15/29(b)	718	567,105
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 4.63%, 05/01/28(b)	205	153,135
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)	273	211,327
MicroStrategy, Inc., 6.13%, 06/15/28(b)(d)	180	148,311
MSCI, Inc.(b) 3.63%, 09/01/30	131	107,786
3.88%, 02/15/31	707	595,269
3.63%, 11/01/31	264	211,812
3.25%, 08/15/33	397	306,575
Open Text Corp.(b) 3.88%, 02/15/28	474	392,007
3.88%, 12/01/29	542	417,465
Open Text Holdings, Inc., 4.13%, 02/15/30(b)	901	719,548
Oracle Corp., 3.95%, 03/25/51(d)	4,425	2,934,684
Picard Midco, Inc., 6.50%, 03/31/29	3,156	2,665,873
Playtika Holding Corp., 4.25%, 03/15/29(b)	939	750,956
PTC, Inc.(b) 3.63%, 02/15/25	166	154,634

Security	Par (000)	Value

Software (continued)
PTC, Inc.(b) (continued) 4.00%, 02/15/28	$867	$758,265
SS&C Technologies, Inc., 5.50%, 09/30/27(b)	3,889	3,547,523
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)	1,024	784,225

		17,230,471

Specialty Retail(b) — 0.3%
Carvana Co., 10.25%, 05/01/30	283	188,903
PetSmart, Inc./PetSmart Finance Corp. 4.75%, 02/15/28	481	411,635
7.75%, 02/15/29	1,711	1,529,531
Staples, Inc., 7.50%, 04/15/26	617	518,039

		2,648,108

Technology Hardware, Storage & Peripherals — 0.6%
Coherent Corp., 5.00%, 12/15/29(b)	1,027	849,534
Dell International LLC/EMC Corp.(d) 5.85%, 07/15/25	2,395	2,413,396
8.35%, 07/15/46	2,355	2,540,122

		5,803,052

Textiles, Apparel & Luxury Goods(b) — 0.1%
Crocs, Inc., 4.13%, 08/15/31	244	185,728
Levi Strauss & Co., 3.50%, 03/01/31	498	388,440
William Carter Co., 5.63%, 03/15/27	365	341,253

		915,421

Thrifts & Mortgage Finance — 0.2%
Home Point Capital, Inc., 5.00%, 02/01/26(b)	411	257,389
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25(b)	268	246,560
MGIC Investment Corp., 5.25%, 08/15/28	337	301,069
Nationstar Mortgage Holdings, Inc.(b) 6.00%, 01/15/27	524	447,365
5.13%, 12/15/30	163	118,207
5.75%, 11/15/31	197	144,475
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer,
Inc., 2.88%, 10/15/26(b)	557	456,740

		1,971,805

Tobacco(d) — 2.1%
Altria Group, Inc., 10.20%, 02/06/39	13,392	17,255,690
BAT Capital Corp., 4.54%, 08/15/47	3,000	1,987,654
Reynolds American, Inc., 5.85%, 08/15/45	2,335	1,831,553

		21,074,897

Transportation Infrastructure — 0.6%
FedEx Corp., 5.25%, 05/15/50(d)	6,000	5,250,694
GMR Hyderabad International Airport Ltd., 5.38%, 04/10/24(e)	200	192,100
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27(e)	200	180,287
SF Holding Investment 2021 Ltd., 2.38%, 11/17/26(e)	200	177,748
Signature Aviation U.S. Holdings, Inc., 4.00%, 03/01/28(b)	541	503,425

		6,304,254

Utilities — 0.3%
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(b)	286	242,777
Minejesa Capital BV, 4.63%, 08/10/30(e)	200	163,500
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(e)	605	469,631
Pattern Energy Operations LP/Pattern Energy
Operations, Inc., 4.50%, 08/15/28(b)	668	579,123

15

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(e)	$200	$189,852
Vistra Operations Co. LLC(b)
5.50%, 09/01/26	23	21,332
5.63%, 02/15/27	812	760,235
5.00%, 07/31/27	23	20,775
4.38%, 05/01/29	268	222,904

		2,670,129

Wireless Telecommunication Services — 1.5%
Altice France SA(b)
8.13%, 02/01/27	528	471,900
5.50%, 01/15/28	560	443,458
5.13%, 01/15/29	338	249,356
5.13%, 07/15/29	796	594,700
5.50%, 10/15/29	729	548,488
American Tower Corp., 3.60%, 01/15/28(d)	4,000	3,549,264
Bharti Airtel Ltd., 4.38%, 06/10/25(e)	200	192,413
Crown Castle, Inc., 4.15%, 07/01/50(d)	820	608,495
Digicel International Finance Ltd./Digicel international Holdings Ltd., 8.75%, 05/25/24(b)	635	571,500
SBA Communications Corp.
3.13%, 02/01/29	206	165,680
3.88%, 02/15/27	2,441	2,164,947
Sprint Corp., 7.63%, 03/01/26	1,096	1,133,628
T-Mobile USA, Inc.
4.75%, 02/01/28(d)	1,013	956,282
2.63%, 02/15/29	438	361,630
3.38%, 04/15/29(d)	676	584,051
2.88%, 02/15/31	235	189,372
3.50%, 04/15/31(d)	990	831,907
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(b)	658	440,997
Vmed O2 U.K. Financing I PLC, 4.75%, 07/15/31(b)	1,234	952,026

		15,010,094

Total Corporate Bonds — 111.6% (Cost: $1,290,571,680)		1,133,876,828

Floating Rate Loan Interests

Aerospace & Defense(a) — 0.2%
Atlas CC Acquisition Corp.
Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 7.32%, 05/25/28	328	286,734
Term Loan C, (3 mo. LIBOR + 4.25%, 0.75% Floor), 7.32%, 05/25/28	43	37,979
Cobham Ultra U.S. Co-Borrower LLC, USD Term Loan B, (6 mo. LIBOR + 3.75%, 0.50% Floor), 7.06%, 08/03/29	100	95,500
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, (1 mo. LIBOR + 3.50%), 6.62%, 04/06/26	70	64,050
2020 Term Loan B1, (1 mo. LIBOR + 3.50%), 6.62%, 04/06/26	129	119,145

Security	Par (000)	Value

Aerospace & Defense (continued)
Peraton Corp.
2nd Lien Term Loan B1, (1 mo. LIBOR + 7.75%, 0.75% Floor), 10.57%, 02/01/29	$113	$106,498
Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 02/01/28	807	763,434
TransDigm, Inc., 2020 Term Loan F, (3 mo. LIBOR + 2.25%), 5.92%, 12/09/25	263	251,543

		1,724,883

Air Freight & Logistics(a) — 0.0%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 7.04%, 04/06/28	99	90,440
Kestrel Bidco, Inc., Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.99%, 12/11/26	30	26,103
PECF USS Intermediate Holding III Corp., Term Loan B, (1 mo. LIBOR + 4.25%, 0.50% Floor), 7.37%, 12/15/28	149	126,752

		243,295

Airlines(a) — 0.2%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 7.46%, 04/20/28	436	421,458
Air Canada, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 6.42%, 08/11/28	373	354,080
American Airlines, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 1.75%), 4.87%, 01/29/27	305	279,958
2018 Term Loan B, (1 mo. LIBOR + 1.75%), 4.83%, 06/27/25	162	156,638
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 8.78%, 06/21/27	506	507,335
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.53%, 04/21/28	445	423,557

		2,143,026

Auto Components(a) — 0.1%
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 04/30/26	602	568,138
Truck Hero, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.62%, 01/31/28	3	2,335
USI, Inc., 2017 Repriced Term Loan, (3 mo. LIBOR + 2.75%), 6.42%, 05/16/24	373	362,486
Wand NewCo 3, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 6.12%, 02/05/26	340	314,325

		1,247,284

Banks(a) — 0.1%
Directv Financing LLC, Term Loan, (1 mo. LIBOR + 5.00%, 0.75% Floor), 8.12%, 08/02/27	364	337,840
LABL, Inc., 2021 USD 1st Lien Term Loan, (1 mo. LIBOR + 5.00%, 0.50% Floor), 8.12%, 10/29/28	222	199,915

		537,755

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages(a) — 0.1%
Naked Juice LLC
2nd Lien Term Loan, (3 mo. SOFR + 6.00%, 0.50% Floor), 9.65%, 01/24/30	$178	$161,092
Term Loan, (3 mo. SOFR + 3.25%, 0.50% Floor), 6.90%, 01/24/29	384	351,590

		512,682

Building Products(a) — 0.1%
CP Atlas Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 11/23/27	208	179,835
CPG International LLC, 2022 Term Loan B, (6 mo. SOFR CME + 2.50%, 0.50% Floor), 4.09%, 04/28/29(c)	89	85,662
Jeld-Wen, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 5.37%, 07/28/28	99	91,896
New AMI I LLC, 2022 Term Loan B, (1 mo. SOFR + 6.00%, 0.50% Floor), 9.03%, 03/08/29(c)	98	85,934
Standard Industries, Inc., 2021 Term Loan B, (6 mo. LIBOR + 2.50%, 0.50% Floor), 6.68%, 09/22/28	74	71,782
Wilsonart LLC, 2021 Term Loan E, (3 mo. LIBOR + 3.25%, 1.00% Floor), 6.93%, 12/31/26	342	311,595

		826,704

Capital Markets(a) — 0.1%
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, (1 mo. SOFR CME + 3.75%, 1.00% Floor), 6.78%, 04/09/27	999	941,042
Eagle Broadband Investments LLC, Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 6.69%, 11/12/27	149	141,799
Focus Financial Partners LLC, 2021 Term Loan B4, , 06/30/28(l)	185	178,305

		1,261,146

Chemicals — 0.2%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (6 mo. SOFR CME + 4.75%, 0.75% Floor), 8.83%, 08/27/26(a)	259	253,077
Discovery Purchaser Corp., 10/04/29(l)	142	129,575
Element Solutions, Inc., 2019 Term Loan B1, (1 mo. LIBOR + 2.00%), 5.12%, 01/31/26(a)	111	109,990
Lonza Group AG, USD Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.67%, 07/03/28(a)	18	15,855
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 6.17%, 03/02/26(a)	183	174,985
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 05/15/24(a)	198	192,260
New Arclin U.S. Holding Corp., 2021 Term Loan , (1 mo. LIBOR + 3.75%, 0.50% Floor), 6.87%, 09/30/28(a)	189	173,778
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (1 mo. LIBOR + 3.25%), 5.94%, 10/14/24(a)	225	202,816
PQ Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 5.31%, 06/09/28(a)	187	177,440
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 6.81%, 03/16/27(a)	75	69,782
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 5.80%, 08/02/28(a)	220	208,534

		1,708,092

Commercial Services & Supplies(a) — 0.2%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1 mo. LIBOR + 3.75%, 0.50% Floor), 6.87%, 05/12/28	299	261,992

Security	Par (000)	Value

Commercial Services & Supplies (continued)
Amentum Government Services Holdings LLC, 2022 Term Loan, (3 mo. SOFR CME + 4.00%), 7.39%, 02/15/29(c)	$54	$51,306
Aramark Services, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.50%), 5.62%, 04/06/28	113	110,351
Asurion LLC
2020 Term Loan B8, (1 mo. LIBOR + 3.25%), 6.37%, 12/23/26	155	131,464
2021 2nd Lien Term Loan B3, (1 mo. LIBOR + 5.25%), 8.37%, 01/31/28	255	191,250
Clean Harbors, Inc., 2021 Incremental Term Loan B, (1 mo. LIBOR + 2.00%), 5.12%, 10/08/28	148	146,435
Covanta Holding Corp.
2021 Term Loan B, (1 mo. LIBOR + 2.50%, 0.50% Floor), 5.62%, 11/30/28	83	80,617
2021 Term Loan C, (1 mo. LIBOR + 2.50%, 0.50% Floor), 5.62%, 11/30/28	6	6,069
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 7.37%, 12/12/25	223	216,859
GFL Environmental, Inc., 2020 Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 5.81%, 05/30/25	111	109,804
Packers Holdings LLC, 2021 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 6.01%, 03/09/28	200	182,708
Prime Security Services Borrower LLC, 2021 Term Loan, (1 mo. LIBOR + 2.75%, 0.75% Floor), 5.30%, 09/23/26	149	143,958
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 7.12%, 08/27/25	334	322,629
Viad Corp., Initial Term Loan, (1 mo. LIBOR + 5.00%, 0.50% Floor), 8.12%, 07/30/28	149	140,436

		2,095,878

Communications Equipment — 0.0%
ViaSat, Inc., Term Loan, (1 mo. SOFR CME + 4.50%, 0.50% Floor), 7.65%, 03/02/29(a)	271	239,686

Construction & Engineering(a) — 0.1%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.95%, 06/21/24	440	382,203
Pike Corp., 2021 Incremental Term Loan B, (1 mo. LIBOR + 3.00%), 6.12%, 01/21/28	75	72,656
SRS Distribution, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 6.31%, 06/02/28	566	521,396
USIC Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.62%, 05/12/28	149	139,133

		1,115,388

Construction Materials(a) — 0.1%
Core & Main LP, 2021 Term Loan B, (1 mo. LIBOR + 2.50%), 5.37%, 07/27/28	560	534,137
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 6.12%, 03/29/25	559	536,178
Oscar AcquisitionCo, LLC, Term Loan B, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 8.15%, 04/29/29	123	112,443
Tamko Building Products LLC, Term Loan B, (3 mo. LIBOR + 3.00%), 6.08%, 06/01/26	12	11,149

		1,193,907

Containers & Packaging(a) — 0.1%
BWAY Holding Co., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 5.81%, 04/03/24	375	348,547
Charter Next Generation, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.56%, 12/01/27	532	504,260

17

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Containers & Packaging (continued)
Pregis TopCo Corp., 1st Lien Term Loan, (3 mo. LIBOR + 4.00%), 6.81%, 07/31/26	$186	$176,290
Tosca Services LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.65%, 08/18/27	261	228,643

		1,257,740

Distributors(a) — 0.0%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. LIBOR + 2.00%), 5.12%, 01/15/27	123	118,736
TMK Hawk Parent Corp., 2020 Super Priority Second Out Term Loan B, , 08/28/24(c)(l)	121	63,737

		182,473

Diversified Consumer Services — 0.1%
Ascend Learning LLC (a) 2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%, 0.50% Floor), 8.87%, 12/10/29	100	86,563
2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 12/11/28	149	136,949
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.25%, 0.50% Floor), 5.37%, 11/24/28(a)	190	183,246
OLA Netherlands BV, Term Loan, (1 mo. SOFR CME + 6.25%, 0.75% Floor), 9.20%, 12/15/26	4	3,568
PAI Holdco, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.56%, 10/28/27(a)	112	106,071
Sotheby’s, 2021 Term Loan B, (3 mo. LIBOR + 4.50%, 0.50% Floor), 7.01%, 01/15/27(a)	371	358,136

		874,533

Diversified Financial Services(a) — 0.4%
Advisor Group, Inc., 2021 Term Loan, (1 mo. LIBOR + 4.50%), 7.62%, 07/31/26	371	352,258
Alchemy Copyrights LLC, Term Loan B, (1 mo. LIBOR + 3.00%, 0.50% Floor), 5.56%, 03/10/28(c)	149	144,770
AlixPartners LLP, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%, 0.50% Floor), 5.87%, 02/04/28	187	178,849
AqGen Island Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 7.19%, 08/02/28(c)	455	412,523
Castlelake Aviation Ltd., Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 6.04%, 10/22/26	261	251,832
Cogeco Financing 2 LP, 2021 Incremental Term Loan B, (1 mo. LIBOR + 2.50%, 0.50% Floor), 5.62%, 09/01/28	167	161,002
Delta TopCo, Inc. 2020 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 10.33%, 12/01/28	50	43,750
2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.83%, 12/01/27	186	168,273
Gainwell Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.67%, 10/01/27	369	350,913
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (3 mo. SOFR CME + 4.00%, 0.50% Floor), 7.70%, 02/16/28	50	47,800
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.62%, 07/03/24	189	182,087
KKR Apple Bidco LLC 2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%, 0.50% Floor), 8.87%, 09/21/29	15	14,300

Security	Par (000)	Value

Diversified Financial Services (continued)
KKR Apple Bidco LLC (continued)
2021 Term Loan, (1 mo. LIBOR + 2.75%, 0.50% Floor), 5.87%, 09/23/28	$40	$37,823
LBM Acquisition LLC, Term Loan B, (6 mo. LIBOR + 3.75%, 0.75% Floor), 7.12%, 12/17/27	97	84,550
Radiate Holdco LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 6.37%, 09/25/26	261	241,019
RVR Dealership Holdings LLC, Term Loan B, (1 mo. SOFR + 3.75%, 0.75% Floor), 6.87%, 02/08/28	74	65,412
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, (3 mo. LIBOR + 2.00%), 5.67%, 11/05/28	75	73,125
SMG U.S. Midco 2, Inc., 2020 Term Loan, (1 mo. LIBOR + 2.50%), 5.62%, 01/23/25	153	145,436
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 7.92%, 07/30/25	77	73,113
Veritas U.S., Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 8.67%, 09/01/25	477	376,740
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 6.12%, 02/28/27	380	366,682
White Cap Buyer LLC, Term Loan B, (1 mo. SOFR CME + 3.75%), 6.78%, 10/19/27	194	181,496
Ziggo Financing Partnership, USD Term Loan I, (1 mo. LIBOR + 2.50%), 5.32%, 04/30/28	126	120,078

		4,073,831

Diversified Telecommunication Services(a) — 0.1%
Cablevision Lightpath LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.07%, 11/30/27	111	106,488
Frontier Communications Corp., 2021 DIP Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 7.44%, 05/01/28	186	172,132
Iridium Satellite LLC, 2021 Term Loan B2, (1 mo. LIBOR + 2.50%, 0.75% Floor), 5.62%, 11/04/26	222	215,715

		494,335

Electric Utilities(a) — 0.1%
ExGen Renewables IV LLC, 2020 Term Loan, (3 mo. LIBOR + 2.50%, 1.00% Floor), 5.57%, 12/15/27	247	241,627
Triton Water Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 7.17%, 03/31/28	406	362,813

		604,440

Electrical Equipment(a) — 0.1%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (6 mo. LIBOR + 4.75%, 0.75% Floor), 7.00%, 06/23/28(c)	222	205,642
AZZ, Inc., Term Loan B, (1 mo. SOFR CME + 4.25%, 0.50% Floor), 7.08%, 05/13/29	35	33,923
Gates Global LLC, 2021 Term Loan B3, (1 mo. LIBOR + 2.50%, 0.75% Floor), 5.62%, 03/31/27	303	290,098

		529,663

Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., 2022 Term Loan B, (1 mo. LIBOR + 2.75%, 0.50% Floor), 5.31%, 07/02/29(a)	125	120,834

Environmental, Maintenance & Security Service(a) — 0.0%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1 mo. LIBOR + 1.75%), 4.87%, 09/07/27	299	291,067
TruGreen LP, 2020 Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 7.12%, 11/02/27	152	142,721

		433,788

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) — 0.0%
RHP Hotel Properties LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 5.12%, 05/11/24(a)	$148	$144,576

Food & Staples Retailing(a) — 0.0%
U.S. Foods, Inc. 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 5.12%, 09/13/26	53	51,087
2021 Term Loan B, (1 mo. LIBOR + 2.75%), 5.87%, 11/22/28	220	214,631

		265,718

Food Products(a) — 0.2%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.87%, 10/01/25	163	142,460
B&G Foods, Inc., 2019 Term Loan B4, , 10/10/26(l)	112	105,700
Chobani LLC, 2020 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.62%, 10/25/27	593	538,036
Froneri International Ltd., 2020 USD Term Loan, (1 mo. LIBOR + 2.25%), 5.37%, 01/29/27	568	534,580
Hostess Brands LLC, 2019 Term Loan, , 08/03/25(l)	224	216,598
Sovos Brands Intermediate, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.62%, 06/08/28	261	247,961
UTZ Quality Foods LLC, 2021 Term Loan B, (1 mo. SOFR CME + 3.00%), 6.15%, 01/20/28	261	253,217

		2,038,552

Gas Utilities — 0.0%
Freeport LNG Investments LLLP, Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 6.21%, 12/21/28(a)	444	410,290

Health Care Equipment & Supplies(a) — 0.1%
Electron BidCo, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.00%, 0.50% Floor), 6.12%, 11/01/28	300	283,289
Insulet Corp., Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 05/04/28	111	108,099
Medline Borrower LP, USD Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 10/23/28	764	701,621

		1,093,009

Health Care Providers & Services(a) — 0.1%
CHG Healthcare Services, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 09/29/28	186	177,899
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 7.46%, 01/08/27	296	278,203
Envision Healthcare Corp. 2022 1st Out Term Loan, (3 mo. SOFR CME + 7.88%, 1.00% Floor), 10.53%, 03/31/27	37	35,106
2022 2nd Out Term Loan, (3 mo. SOFR CME + 4.25%, 1.00% Floor), 6.83%, 03/31/27	161	69,890
EyeCare Partners LLC, 2020 Term Loan, (3 mo. LIBOR + 3.75%), 7.42%, 02/18/27	199	180,527
Femur Buyer, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.50%), 8.17%, 03/05/26	157	139,321
Orbcomm, Inc., Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 7.34%, 09/01/28	149	135,969

Security	Par (000)	Value

Health Care Providers & Services (continued)
Sotera Health Holdings LLC, 2021 Term Loan, (1 mo. LIBOR + 2.75%, 0.50% Floor), 5.87%, 12/11/26	$176	$154,000
Vizient, Inc., 2022 Term Loan B, (1 mo. SOFR CME + 2.25%, 0.50% Floor), 5.37%, 04/28/29	32	31,740
WP CityMD Bidco LLC, 2021 1st Lien Term Loan B, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.92%, 12/22/28	187	178,379

		1,381,034

Health Care Services — 0.0%
Azalea Topco, Inc., Term Loan, (1 mo. LIBOR + 3.50%), 6.62%, 07/24/26(a)	267	242,635

Health Care Technology(a) — 0.1%
Athenahealth, Inc., 2022 Term Loan B, (1 mo. SOFR CME + 3.50%, 0.50% Floor), 6.58%, 02/15/29	385	344,286
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 5.87%, 10/10/25	77	73,065
Polaris Newco LLC, USD Term Loan B, (1 mo. LIBOR + 4.00%, 0.50% Floor), 7.67%, 06/02/28	222	204,655

		622,006

Hotels, Restaurants & Leisure — 0.4%
1011778 B.C. Unlimited Liability Co., Term Loan B4, (1 mo. LIBOR + 1.75%), 4.87%, 11/19/26(a)	340	324,176
Aristocrat Technologies, Inc., 2022 Term Loan B, (3 mo. SOFR CME + 2.25%, 0.50% Floor), 5.90%, 05/24/29(a)	12	11,351
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 5.87%, 12/23/24(a) .	438	427,534
Carnival Corp., USD Term Loan B, (6 mo. LIBOR + 3.00%, 0.75% Floor), 5.88%, 06/30/25(a)	232	209,666
Churchill Downs, Inc., 2021 Incremental Term Loan B1, , 03/17/28(a)(l)	110	106,065
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 6.67%, 03/08/24(a)	491	370,602
Fertitta Entertainment LLC, 2022 Term Loan B, (1 mo. SOFR + 4.00%, 0.50% Floor), 7.03%, 01/27/29(a)	595	551,428
Flutter Financing BV, 2022 USD Term Loan B, 0.00%, 07/29/28	155	151,100
Four Seasons Hotels Ltd., New 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 5.12%, 11/30/23(a)	98	97,159
Hilton Worldwide Finance LLC, 2019 Term Loan B2, (1 mo. LIBOR + 1.75%), 4.83%, 06/22/26(a)	261	252,382
IRB Holding Corp., 2022 Term Loan B, (1 mo. SOFR + 3.00%, 0.75% Floor), 5.70%, 12/15/27(a)	546	510,354
Penn National Gaming, Inc., 2022 Term Loan B, (1 mo. SOFR CME + 2.75%, 0.50% Floor), 5.88%, 05/03/29(a)	153	147,092
Playtika Holding Corp., 2021 Term Loan, (1 mo. LIBOR + 2.75%), 5.87%, 03/13/28(a)	236	225,173
Scientific Games International, Inc., 2022 USD Term Loan, (1 mo. SOFR CME + 3.00%, 0.50% Floor), 5.91%, 04/14/29(a)	88	85,103
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 2.25%), 4.50%, 07/21/26(a)	74	71,876

19

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.25%, 0.25% Floor), 5.37%, 02/08/27(a)	$300	$286,550
Travelport Finance Luxembourg SARL, 2021 Consented Term Loan, (3 mo. LIBOR + 5.00%), 8.67%, 05/29/26(a)	277	193,881
Twin River Worldwide Holdings, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 5.93%, 10/02/28(a)	74	67,045
Whatabrands LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 08/03/28(a)	261	240,994
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 4.87%, 05/30/25(a)	19	18,423

		4,347,954

Household Durables — 0.1%
ACProducts Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.25%, 0.50% Floor), 7.32%, 05/17/28(a)	172	126,203
Hunter Douglas Inc., USD Term Loan B1, (3 mo. SOFR CME + 3.50%), 6.34%, 02/26/29(a)	261	213,911
Snap One Holdings Corp., Term Loan B, (6 mo. LIBOR + 4.50%, 0.50% Floor), 7.38%, 12/08/28	187	169,757
Springs Windows Fashions LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.60%, 10/06/28(a)	76	58,832
Weber-Stephen Products LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 6.37%, 10/30/27(a)	215	173,351

		742,054

Household Products — 0.0%
Spectrum Brands, Inc., 2021 Term Loan, , 03/03/28(a)(l) .	115	108,687

Industrial Conglomerates(a) — 0.1%
AVSC Holding Corp., 2020 Term Loan B1, (3 mo.
LIBOR + 3.25%, 1.00% Floor, 0.25% PIK), 6.39%, 03/03/25	169	147,345
Diamond BC BV, 2021 Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 5.56%, 09/29/28	340	312,994
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 9.76%, 11/28/23	10	9,895
Vertical U.S. Newco, Inc., Term Loan B, (6 mo. LIBOR + 3.50%, 0.50% Floor), 6.87%, 07/30/27	100	95,112
Vertiv Group Corp., 2021 Term Loan B, (1 mo. LIBOR + 2.75%), 5.30%, 03/02/27	305	289,613

		854,959

Insurance(a) — 0.2%
Alliant Holdings Intermediate LLC 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 05/09/25	624	597,100
2021 Term Loan B4, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.49%, 11/06/27	119	112,696
AmWINS Group, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 5.37%, 02/19/28	175	166,767
AssuredPartners, Inc., 2020 Term Loan B, (1 mo. LIBOR + 3.50%), 6.62%, 02/12/27	262	247,571

Security	Par (000)	Value

Insurance (continued)
Hub International Ltd. 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 5.77%, 04/25/25	$450	$431,595
2021 Term Loan B, (3 mo. LIBOR + 3.25%, 0.75% Floor), 5.98%, 04/25/25	111	106,914
Ryan Specialty Group LLC, Term Loan, (1 mo. SOFR CME + 3.00%, 0.75% Floor), 6.13%, 09/01/27(c)	162	156,286
Sedgwick Claims Management Services, Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 6.87%, 09/03/26	223	212,849

		2,031,778

Interactive Media & Services(a) — 0.1%
Adevinta ASA, USD Term Loan B, (3 mo. LIBOR + 3.00%, 0.75% Floor), 6.67%, 06/26/28	186	180,881
Arches Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 12/06/27	93	83,174
Camelot U.S. Acquisition LLC, 2020 Incremental Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 6.12%, 10/30/26	431	415,637
Go Daddy Operating Co. LLC, 2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 5.12%, 08/10/27	125	121,003
Grab Holdings, Inc., Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 7.62%, 01/29/26	445	416,366

		1,217,061

Internet & Direct Marketing Retail — 0.0%
CNT Holdings I Corp., 2020 Term Loan, (1 mo. SOFR CME + 3.50%, 0.75% Floor), 6.25%, 11/08/27(a)	198	188,741

Internet Software & Services — 0.1%
Uber Technologies, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.50%), 6.57%, 02/25/27(a)	513	500,671

IT Services — 0.3%
Aruba Investments, Inc., 2020 USD Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 7.08%, 11/24/27(a)	75	68,388
Boxer Parent Co., Inc., 2021 USD Term Loan, (1 mo. LIBOR + 3.75%), 6.87%, 10/02/25(a)	224	211,824
Camelot Finance SA, Term Loan B, (1 mo. LIBOR + 3.00%), 6.12%, 10/30/26(a)	124	119,811
CCC Intelligent Solutions, Inc., Term Loan, (1 mo. LIBOR + 2.25%, 0.50% Floor), 4.37%, 09/21/28(a)	187	180,059
CoreLogic, Inc. 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 0.50% Floor), 9.63%, 06/04/29(c)	100	67,000
Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.63%, 06/02/28(a)	452	337,827
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1 mo. LIBOR + 1.75%), 4.87%, 04/28/28(a)	225	216,716
Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4, (1 mo. LIBOR + 4.00%, 0.75% Floor), 7.12%, 12/01/27(a)	925	877,999
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 6.62%, 02/12/27(a)(c)	377	326,184

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

IT Services (continued)
Trans Union LLC(a)
2019 Term Loan B5, (1 mo. LIBOR + 1.75%), 4.87%, 11/16/26	$112	$108,185
2021 Term Loan B6, (1 mo. LIBOR + 2.25%, 0.50% Floor), 5.37%, 12/01/28	447	432,061
Virtusa Corp., 1st Lien Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 02/11/28(a)	74	69,564
WEX, Inc., 2021 Term Loan, (1 mo. LIBOR + 2.25%), 5.37%, 03/31/28(a)	124	120,140

		3,135,758

Leisure Products(a) — 0.0%
Fender Musical Instruments Corp., 2021 Term Loan B, (1 mo. SOFR + 4.00%, 0.50% Floor), 6.75%, 12/01/28	99	84,352
Peloton Interactive, Inc., Term Loan, (6 mo. SOFR CME + 6.50%, 0.50% Floor), 8.35%, 05/25/27	41	39,824

		124,176

Life Sciences Tools & Services(a) — 0.2%
Avantor Funding, Inc., 2021 Term Loan B5, (1 mo. LIBOR + 2.25%, 0.50% Floor), 5.37%, 11/08/27	347	336,581
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 7.62%, 02/04/27	383	356,539
ICON Luxembourg SARL, LUX Term Loan, (3 mo. LIBOR + 2.25%, 0.50% Floor), 5.94%, 07/03/28	266	259,355
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3 mo. SOFR + 3.00%, 0.50% Floor), 5.55%, 10/19/27	240	232,495
Parexel International Corp., 2021 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 11/15/28	521	496,615
PRA Health Sciences, Inc., US Term Loan, (3 mo. LIBOR + 2.25%, 0.50% Floor), 5.94%, 07/03/28	66	64,618

		1,746,203

Machinery(a) — 0.2%
Albion Acquisitions Ltd., USD Term Loan, (3 mo. LIBOR + 5.25%, 0.50% Floor), 8.01%, 08/17/26	223	211,124
ASP Blade Holdings, Inc., Initial Term Loan, (3 mo. LIBOR + 4.00%, 0.50% Floor), 7.67%, 10/13/28	45	39,437
Clark Equipment Co., 2022 Term Loan B, (3 mo. SOFR CME + 2.50%, 0.50% Floor), 6.15%, 04/20/29	42	40,798
Columbus McKinnon Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 6.44%, 05/14/28	71	68,845
Fluidra SA, 2022 USD Term Loan B, (1 mo. SOFR CME + 2.10%), 5.13%, 01/29/29	22	21,102
Gardner Denver, Inc., 2020 USD Term Loan B2, (1 mo. SOFR CME + 1.75%), 4.88%, 03/01/27	143	138,624
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1 mo. SOFR CME + 1.75%), 4.88%, 03/01/27	158	153,346
Madison IAQ LLC, Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.82%, 06/21/28	455	419,544
SPX Flow, Inc., 2022 Term Loan, (1 mo. SOFR CME + 4.50%, 0.50% Floor), 7.63%, 04/05/29	146	134,765

Security	Par (000)	Value

Machinery (continued)
Titan Acquisition Ltd., 2018 Term Loan B, (6 mo. LIBOR + 3.00%), 5.88%, 03/28/25	$450	$401,705
Zurn LLC, 2021 Term Loan B, , 10/04/28(l)	110	107,980

		1,737,270

Media(a) — 0.6%
Altice Financing SA, USD 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 5.26%, 01/31/26	251	234,393
Altice France SA, 2018 Term Loan B13, (3 mo. LIBOR + 4.00%), 6.91%, 08/14/26(c)	411	371,977
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (3 mo. LIBOR + 3.00%), 5.76%, 04/22/26	164	127,651
Charter Communications Operating LLC, Class A, 2019 Term Loan B1, (1 mo. LIBOR + 1.75%), 4.87%, 04/30/25	124	121,521
City Football Group Ltd., Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 6.48%, 07/21/28	224	212,904
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 6.31%, 08/21/26	599	533,538
CMG Media Corp., 2021 Term Loan, (1 mo. LIBOR + 3.50%), 6.62%, 12/17/26	124	115,887
Connect Finco SARL, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.62%, 12/11/26	670	621,705
CSC Holdings LLC, 2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 5.32%, 04/15/27	242	225,994
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 6.37%, 12/01/23	92	75,056
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 5.37%, 03/24/25	259	249,741
Live Nation Entertainment, Inc., Term Loan B4, (1 mo. LIBOR + 1.75%), 4.81%, 10/17/26	456	428,234
MH Sub I LLC 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 6.62%, 09/13/24	725	689,801
2021 2nd Lien Term Loan, (1 mo. SOFR CME + 6.25%), 9.28%, 02/23/29	207	193,063
Sinclair Television Group, Inc., 2022 Term Loan B4, (1 mo. SOFR CME + 3.75%), 6.88%, 04/21/29	200	189,135
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 6.11%, 09/28/23(c)	299	287,040
UPC Financing Partnership, 2021 USD Term Loan AX, (1 mo. LIBOR + 2.92%), 5.74%, 01/31/29	45	42,949
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1 mo. LIBOR + 3.25%), 6.07%, 01/31/29	300	289,875
Voyage Digital Ltd., USD Term Loan B, (3 mo. SOFR + 4.50%, 0.50% Floor), 7.26%, 05/11/29(c)	107	103,924
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 5.87%, 05/18/25	516	491,305
WMG Acquisition Corp., 2021 Term Loan G, (1 mo. LIBOR + 2.12%), 5.24%, 01/20/28	305	295,088
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 6.12%, 03/09/27	585	486,688

		6,387,469

Oil, Gas & Consumable Fuels — 0.1%
Ascent Resources Utica Holdings LLC, 2020 Fixed 2nd Lien Term Loan, (3 mo. LIBOR + 9.00%, 1.00% Floor), 11.46%, 11/01/25(a)	784	821,891

21

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Edgewater Generation LLC, Term Loan, (1 mo. LIBOR + 3.75%), 6.87%, 12/13/25(a)	$61	$52,890
M6 ETX Holdings II Midco LLC, Term Loan B, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 7.99%, 09/19/29	26	25,480
Medallion Midland Acquisition LLC, 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 10/18/28(a)	223	215,076
Oryx Midstream Services Permian Basin LLC, Term Loan B, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.21%, 10/05/28(a)	371	359,459

		1,474,796

Personal Products — 0.1%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3 mo. LIBOR + 3.75%, 0.75% Floor), 7.42%, 10/01/26(a)	742	688,943

Pharmaceuticals(a) — 0.2%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 6.90%, 05/04/25	125	103,554
Bausch Health Cos., Inc., 2022 Term Loan B, (1 mo. SOFR CME + 5.25%, 0.50% Floor), 8.10%, 02/01/27	149	113,715
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1 mo. LIBOR + 2.00%, 0.50% Floor), 5.06%, 02/22/28	124	122,763
Elanco Animal Health, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 4.31%, 08/01/27	262	248,670
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, , 11/15/27(l)	115	108,946
Jazz Financing Lux SARL, USD Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 05/05/28	268	258,297
Option Care Health, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.75%, 0.50% Floor), 5.87%, 10/27/28	54	53,130
Organon & Co., USD Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 6.19%, 06/02/28	216	210,849
Precision Medicine Group LLC(c) 2021 Delayed Draw Term Loan, (2 mo. LIBOR + 3.00%, 0.75% Floor), 3.78%, 11/18/27	11	3,508
2021 Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 6.67%, 11/18/27	289	267,467

		1,490,899

Professional Services(a) — 0.1%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 3.25%), 6.33%, 02/06/26	484	466,894
Element Materials Technology Group U.S. Holdings, Inc.(l)
2022 USD Delayed Draw Term Loan, 07/06/29	77	71,833
2022 USD Term Loan, 07/06/29	166	155,637
Galaxy U.S. Opco, Inc., Term Loan, (1 mo. SOFR CME + 4.75%, 0.50% Floor), 7.78%, 04/29/29(c)	270	253,125

		947,489

Security	Par (000)	Value

Real Estate Management & Development(a) — 0.1%
Chamberlain Group, Inc., Term Loan B, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 11/03/28	$374	$339,268
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 5.87%, 08/21/25	298	284,257

		623,525

Road & Rail(a) — 0.0%
Avis Budget Car Rental LLC, 2020 Term Loan B, (1 mo. LIBOR + 1.75%), 4.87%, 08/06/27	71	67,122
Genesee & Wyoming, Inc., Term Loan, (3 mo. LIBOR + 2.00%), 5.67%, 12/30/26	187	181,556
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 5.50%), 8.56%, 08/04/25(c)	80	71,915

		320,593

Semiconductors & Semiconductor Equipment — 0.0%
Synaptics, Inc., Term Loan B, (3 mo. LIBOR + 2.25%, 0.50% Floor), 4.36%, 12/02/28(a)	111	109,768

Software — 0.7%
Applied Systems, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 6.67%, 09/19/24(a)	39	38,431
Barracuda Networks, Inc., 2022 Term Loan, (1 mo. SOFR CME + 4.50%, 0.50% Floor), 7.53%, 08/15/29(a)	83	77,871
Central Parent, Inc., 2022 USD Term Loan B, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 6.61%, 07/06/29(a)	153	147,106
Cloudera, Inc.(a)(c)
2021 Second Lien Term Loan, (1 mo. LIBOR + 6.00%, 0.50% Floor), 9.12%, 10/08/29	113	94,920
2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.50% Floor), 6.87%, 10/08/28	246	215,044
Cornerstone OnDemand, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.50% Floor), 6.87%, 10/16/28(a)(c) .	186	155,364
Digicel International Finance Ltd., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 05/28/24(a)	204	181,585
Epicor Software Corp., 2020 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 6.37%, 07/30/27(a)	298	278,277
Helios Software Holdings, Inc., 2021 USD Term Loan B, (3 mo. SOFR CME + 3.75%), 7.45%, 03/11/28(a)	100	94,313
Informatica LLC, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%), 5.88%, 10/27/28(a)	485	469,604
Instructure Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 6.12%, 10/30/28(a)(c) .	100	96,515
Magenta Buyer LLC (a) 2021 USD 1st Lien Term Loan, (1 mo. LIBOR + 4.75%, 0.75% Floor), 7.87%, 07/27/28	252	227,122
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 8.25%, 0.75% Floor), 11.37%, 07/27/29	193	177,149
McAfee LLC, 2022 USD Term Loan B, (1 mo. SOFR CME + 3.75%), 6.36%, 03/01/29(a)	375	341,102
Netsmart Technologies, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 7.12%, 10/01/27(a)	186	176,772
Planview Parent, Inc., Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.67%, 12/17/27(a)	111	105,038
Proofpoint, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.32%, 08/31/28(a)	449	420,383
RealPage, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 0.50% Floor), 6.12%, 04/24/28(a)	740	692,196

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Restoration Hardware, Inc., Term Loan B, (1 mo. LIBOR + 2.50%, 0.50% Floor), 5.62%, 10/20/28(a)	$187	$164,896
Severin Acquisition LLC, 2018 Term Loan B, (3 mo. SOFR CME + 3.00%), 6.03%, 08/01/25(a)	240	232,412
Sophia LP, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 7.17%, 10/07/27(a)	397	381,113
Tempo Acquisition LLC, 2022 Term Loan B, (1 mo. SOFR CME + 3.00%), 6.03%, 08/31/28(a)	619	602,134
Tibco Software, Inc., 2022 USD Term Loan, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 8.02%, 03/20/29	465	416,673
Ultimate Software Group, Inc. (a) 2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.25%, 0.50% Floor), 7.54%, 05/03/27	112	105,693
2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 5.54%, 05/04/26	823	780,960

		6,672,673

Specialty Retail(a) — 0.3%
Belron Finance U.S. LLC, 2018 Term Loan B, (3 mo. LIBOR + 2.25%), 5.19%, 11/13/25(c)	373	362,833
EG Group Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.25%, 0.50% Floor), 7.92%, 03/31/26	447	416,233
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.06%, 11/24/28(c)	74	71,646
Mavis Tire Express Services Corp., 2021 Term Loan B, (1 mo. SOFR CME + 4.00%, 0.75% Floor), 7.25%, 05/04/28	273	255,359
MED ParentCo LP, 1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 7.37%, 08/31/26	149	124,784
Midas Intermediate Holdco II LLC, , 06/30/27(l)	485	436,252
PetSmart, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 02/11/28	556	524,668
Pilot Travel Centers LLC, 2021 Term Loan B, (1 mo. SOFR CME + 2.00%), 5.13%, 08/04/28	99	94,800
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1 mo. SOFR CME + 3.25%, 0.50% Floor), 6.38%, 10/20/28	90	81,703
Reverb Buyer, Inc.
2021 1st Lien Term Loan, 11/01/28(l)	314	306,626
2021 Delayed Draw Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 11/01/28	45	42,736

		2,717,640

Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., Term Loan, (1 mo. LIBOR + 5.00%), 8.12%, 07/23/26(a)	67	53,585

Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc., Term Loan B, (3 mo. SOFR + 3.50%, 0.50% Floor), 7.20%, 02/17/29(a)	264	247,513

Trading Companies & Distributors(a) — 0.0%
Beacon Roofing Supply, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 5.37%, 05/19/28	187	179,586

Security	Par (000)	Value

Trading Companies & Distributors (continued)
Foundation Building Materials Holding Co. LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.06%, 01/31/28	$113	$101,657
ION Trading Finance Ltd., 2021 USD Term Loan, (3 mo. LIBOR + 4.75%), 8.42%, 04/03/28	74	68,926
SRS Distribution, Inc., 2022 Incremental Term Loan, (3 mo. SOFR CME + 3.50%), 6.18%, 06/02/28	68	62,111

		412,280

Wireless Telecommunication Services(a) — 0.0%
GOGO Intermediate Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.56%, 04/30/28	74	72,071
MetroNet Systems Holdings LLC, 2021 1st Lien Term Loan, (1 mo. SOFR + 3.86%), 6.61%, 06/02/28	111	104,214
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 4.87%, 04/11/25	188	182,140

		358,425

Total Floating Rate Loan Interests — 6.8% (Cost: $73,525,429)		68,860,093

Foreign Agency Obligations

Brazil — 0.5%
Brazilian Government International Bond, 5.00%, 01/27/45	6,525	4,776,708

Colombia — 0.3%
Colombia Government International Bond, 5.63%, 02/26/44	4,000	2,640,000

India — 0.0%
Export-Import Bank of India (e)
3.38%, 08/05/26	200	184,897
3.88%, 02/01/28	200	182,226

		367,123

Indonesia — 0.6%
Indonesia Government International Bond
5.88%, 01/15/24(b)	4,400	4,426,950
2.85%, 02/14/30	200	170,912
1.85%, 03/12/31	700	540,827
3.70%, 10/30/49	200	144,022
3.50%, 02/14/50	200	138,850
Perusahaan Penerbit SBSN Indonesia III (e)
4.40%, 06/06/27	200	192,000
2.80%, 06/23/30	400	336,950

		5,950,511

Malaysia — 0.0%
Malaysia Wakala Sukuk BHD, 2.07%, 04/28/31(e)	250	209,969

Mexico — 0.4%
Mexico Government International Bond, 4.75%, 03/08/44(d)	5,800	4,439,900

23

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pakistan — 0.0%
Pakistan Government International Bond(e)
6.00%, 04/08/26	$450	$171,050
7.38%, 04/08/31	200	72,022

		243,072

Philippines — 0.1%
Philippine Government International Bond 2.46%, 05/05/30	200	167,022
1.65%, 06/10/31	200	152,522
1.95%, 01/06/32	200	154,022
2.65%, 12/10/45	200	123,522

		597,088

South Korea — 0.1%
Export-Import Bank of Korea, 1.63%, 01/18/27	200	174,962
Korea Development Bank, 2.00%, 02/24/25	200	186,846
Korea Electric Power Corp., 3.63%, 06/14/25(e)	300	287,898
Korea Expressway Corp., 1.13%, 05/17/26(e)	200	174,166
Korea Gas Corp., 3.88%, 07/13/27(e)	200	189,287

		1,013,159

Uruguay — 0.3%
Uruguay Government International Bond, 5.10%, 06/18/50	3,500	3,187,844

Total Foreign Agency Obligations — 2.3%
(Cost: $28,240,347)		23,425,374

Municipal Bonds

New York — 1.0%
Metropolitan Transportation Authority, RB, BAB, 6.55%, 11/15/31(d)	10,000	10,439,670

Total Municipal Bonds — 1.0%
(Cost: $9,833,900)		10,439,670

Preferred Securities

Capital Trusts — 13.7%

Airlines — 0.0%
Airport Authority, 2.10%(a)(e)(f)	200	178,538

Automobiles — 0.2%
General Motors Financial Co., Inc., Series C, 5.70%(a)(f)	2,565	2,198,508

Banks(a)(f) — 5.1%
HSBC Capital Funding Dollar 1 LP, 10.18%(b)	11,835	14,946,621
Huntington Bancshares, Inc., Series F, 5.63%	6,450	5,976,908
Industrial & Commercial Bank of China Ltd., 3.20%(e)	300	274,500
ING Groep NV, 3.88%	3,326	2,161,401
Kasikornbank PCL, 5.28%(e)	268	236,811
Macquarie Bank Ltd., 6.13%(b)	1,885	1,633,689
Nordea Bank Abp, 6.13%(b)	5,540	5,171,460
PNC Financial Services Group, Inc., Series V, 6.20%(d).	5,529	5,224,905
Rizal Commercial Banking Corp., 6.50%(e)	700	641,375
SVB Financial Group, 4.10%	4,556	3,106,818
TMBThanachart Bank PCL, 4.90%(e)	700	624,662
U.S. Bancorp, Series J, 5.30%(d)	10,415	8,773,092

	Par
Security	(000)	Value

Banks (continued)
Wells Fargo & Co.
Series S, 5.90%	$281	$255,657
Series U, 5.88%	2,655	2,527,687

		51,555,586

Capital Markets — 0.1%
State Street Corp., Series F, 6.89%(a)(f)	618	612,290

Diversified Financial Services — 5.1%
Bank of America Corp., Series U, 5.20%(a)(f)	5,785	5,553,600
Barclays PLC(a)(f)
4.38%	1,630	1,004,569
8.00%	4,500	4,174,425
BNP Paribas SA, 7.38%(a)(b)(f)	4,535	4,289,580
Credit Agricole SA, 8.13%(a)(b)(f)	5,000	4,812,750
Credit Suisse Group AG, 7.50%(a)(b)(f)	1,865	1,599,237
HSBC Holdings PLC, 6.50%(a)(f)	2,615	2,188,537
JPMorgan Chase & Co. (d)
8.75%, 09/01/30	2,000	2,356,157
Series S, 6.75%(a)(f)	9,775	9,686,303
Lloyds Banking Group PLC, 7.50%(a)(f)	8,285	7,560,062
NatWest Group PLC, 8.00%(a)(f)	970	905,214
UBS Group AG, 7.00%(a)(b)(f)	7,500	7,096,500

		51,226,934

Electric Utilities — 0.7%
PPL Capital Funding, Inc.,Series A, 6.34%, 03/30/67(a)	8,300	6,942,723

Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., 7.00%(a)(b)(f)	481	419,918

Insurance — 1.8%
ACE Capital Trust II, 9.70%, 04/01/30(d)	7,000	8,675,241
Equitable of Iowa Cos Capital Trust II, Series B, 8.42%, 04/01/27	5,000	4,688,850

Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52(a)(e)	200	188,500
MetLife, Inc., 6.40%, 12/15/66	5,000	4,821,359

		18,373,950

Oil, Gas & Consumable Fuels — 0.2%
Enterprise Products Operating LLC, 5.86%, 06/01/67(a).	2,500	2,142,022

Real Estate Management & Development — 0.0%
NWD Finance BVI Ltd., 4.13%(a)(e)(f)	409	308,795

Wireless Telecommunication Services — 0.5%
Vodafone Group PLC, 7.00%, 04/04/79(a)	4,745	4,515,342

		138,474,606

	Shares

Preferred Stocks — 3.9%

Banks(a)(f) — 2.5%
Citigroup, Inc., Series K	488,320	12,515,642
Wells Fargo & Co., Series Q	550,500	12,358,725

		24,874,367

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets(a)(f) — 0.9%
Goldman Sachs Group, Inc., Series J, 5.50%	162,450	$4,017,389
State Street Corp., Series D	220,495	5,505,760

		9,523,149

Interactive Media & Services — 0.5%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $3,526,645)(c)(k)(m)	32,185	5,349,067

		39,746,583

Total Preferred Securities — 17.6% (Cost: $190,850,279)		178,221,189

Total Long-Term Investments — 145.9% (Cost: $1,665,852,075)		1,482,090,701

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.79%(n)(o)	8,464,418	8,464,418

Total Short-Term Securities — 0.8% (Cost: $8,464,418)		8,464,418

Total Investments Before Options Written — 146.7% (Cost: $1,674,316,493)		1,490,555,119

Options Written — (0.4)% (Premiums Received: $(2,593,250))		(4,731,548)

Total Investments, Net of Options Written — 146.3% (Cost: $1,671,723,243)		1,485,823,571

Liabilities in Excess of Other Assets — (46.3)%		(469,895,192)

Net Assets — 100.0%		$1,015,928,379

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Perpetual security with no stated maturity date.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	When-issued security.
(i)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Non-income producing security.
(l)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $5,349,067, representing 0.5% of its net assets as of period end, and an original cost of $3,526,645.

(n)	Affiliate of the Trust.
(o)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$22,030,719	$—	$(13,566,301	)(a)	$—	$—	$8,464,418	8,464,418	$ 54,481	$ —

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)

Barclays Capital, Inc.	3.30	%(b)	07/25/22	Open	$4,483,847	$4,501,763	Foreign Agency Obligations	Open/Demand

Barclays Capital, Inc.	3.30	(b)	07/25/22	Open	4,205,906	4,222,712	Corporate Bonds	Open/Demand

Credit Suisse Securities (USA) LLC	0.25	(b)	08/03/22	Open	422,153	421,812	Corporate Bonds	Open/Demand

RBC Capital Markets LLC	3.25	(b)	08/03/22	Open	4,525,000	4,543,226	Corporate Bonds	Open/Demand

TD Securities (USA) LLC	3.24	(b)	08/03/22	Open	3,185,156	3,197,934	Corporate Bonds	Open/Demand

TD Securities (USA) LLC	3.24	(b)	08/03/22	Open	2,468,675	2,478,579	Corporate Bonds	Open/Demand

TD Securities (USA) LLC	3.24	(b)	08/03/22	Open	1,219,050	1,223,940	Corporate Bonds	Open/Demand

25

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Capital, Inc.	3.25	%(b)	08/15/22	Open	$4,512,437	$4,526,852	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.15	(b)	08/15/22	Open	949,320	952,231	Corporate Bonds	Open/Demand
BNP Paribas S.A..	3.30	(b)	08/15/22	Open	4,067,700	4,080,954	Corporate Bonds	Open/Demand
BNP Paribas S.A	3.27	(b)	08/18/22	Open	5,211,082	5,226,768	Capital Trusts	Open/Demand
Barclays Capital, Inc.	3.25	(b)	08/19/22	Open	3,452,907	3,462,499	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.25	(b)	08/24/22	Open	1,475,516	1,479,308	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.30	(b)	08/30/22	Open	5,239,373	5,251,249	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.35	(b)	08/30/22	Open	9,987,500	10,010,582	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	3.24	(b)	08/30/22	Open	462,569	463,593	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.24	(b)	08/30/22	Open	878,281	880,225	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.00	(b)	09/01/22	Open	135,450	135,591	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.30	(b)	09/12/22	Open	1,313,400	1,315,075	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.00	(b)	09/12/22	Open	309,278	309,162	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.25	(b)	09/12/22	Open	2,161,856	2,164,559	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.25	(b)	09/13/22	Open	10,408,750	10,421,038	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.25	(b)	09/14/22	Open	5,550,000	5,556,552	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.15	(b)	09/20/22	Open	118,450	118,529	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	(1.25	)(b)	09/20/22	Open	830,078	829,616	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.20	(b)	09/20/22	Open	6,266,875	6,271,140	Corporate Bonds	Open/Demand
Bank of America N.A.	3.15		09/22/22	11/04/22	574,435	574,837	Corporate Bonds	31—90 Days
Bank of America N.A.	3.15		09/22/22	11/04/22	247,975	248,149	Corporate Bonds	31—90 Days
Bank of America N.A.	3.15		09/22/22	11/04/22	1,057,500	1,058,240	Corporate Bonds	31—90 Days
Bank of America N.A.	3.15		09/22/22	11/04/22	565,290	565,686	Corporate Bonds	31—90 Days
Bank of America N.A.	3.15		09/22/22	11/04/22	705,600	706,094	Corporate Bonds	31—90 Days
Bank of America N.A.	3.20		09/22/22	11/04/22	4,768,750	4,772,141	Corporate Bonds	31—90 Days
Bank of America N.A.	3.21		09/23/22	11/04/22	7,097,325	7,100,489	Corporate Bonds	31—90 Days
J.P. Morgan Securities LLC	3.25		09/23/22	11/04/22	1,763,428	1,764,223	Corporate Bonds	31—90 Days
Credit Suisse Securities (USA) LLC	(2.25	)(b)	09/23/22	Open	112,950	112,915	Corporate Bonds	Open/Demand
Bank of America N.A.	3.25		09/26/22	11/04/22	1,892,323	1,893,006	Corporate Bonds	31—90 Days
Bank of America N.A.	3.27		09/26/22	11/04/22	1,946,431	1,947,138	Corporate Bonds	31—90 Days
Bank of America N.A.	3.27		09/26/22	11/04/22	1,567,913	1,568,482	Corporate Bonds	31—90 Days
Bank of America N.A.	3.27		09/26/22	11/04/22	2,839,375	2,840,407	Corporate Bonds	31—90 Days
RBC Capital Markets LLC	3.25	(b)	09/26/22	Open	2,247,500	2,248,312	Capital Trusts	Open/Demand
RBC Capital Markets LLC	3.25	(b)	09/26/22	Open	4,552,550	4,554,194	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.25	(b)	09/26/22	Open	2,693,513	2,694,485	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.25	(b)	09/26/22	Open	6,263,210	6,265,472	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.24	(b)	09/26/22	Open	2,366,288	2,367,139	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.24	(b)	09/26/22	Open	3,113,730	3,114,851	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.24	(b)	09/26/22	Open	2,920,000	2,921,051	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.24	(b)	09/26/22	Open	1,061,393	1,061,775	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.24	(b)	09/26/22	Open	808,088	808,378	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.24	(b)	09/26/22	Open	921,830	922,162	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.24	(b)	09/26/22	Open	888,979	889,299	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.24	(b)	09/26/22	Open	1,432,868	1,433,383	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.24	(b)	09/26/22	Open	500,650	500,830	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.24	(b)	09/26/22	Open	565,305	565,509	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.24	(b)	09/26/22	Open	762,195	762,469	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.24	(b)	09/26/22	Open	2,741,288	2,742,274	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.24	(b)	09/26/22	Open	2,826,250	2,827,267	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.24	(b)	09/26/22	Open	2,220,900	2,221,700	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.24	(b)	09/26/22	Open	4,591,600	4,593,253	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.24	(b)	09/26/22	Open	1,911,000	1,911,688	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.24	(b)	09/26/22	Open	2,540,456	2,541,599	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.24	(b)	09/26/22	Open	1,049,229	1,049,606	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.24	(b)	09/26/22	Open	1,044,875	1,045,251	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.24	(b)	09/26/22	Open	4,512,500	4,514,125	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.24	(b)	09/26/22	Open	1,107,226	1,107,625	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.24	(b)	09/26/22	Open	4,195,250	4,196,760	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.24	(b)	09/26/22	Open	2,560,156	2,561,078	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.24	(b)	09/26/22	Open	1,275,575	1,276,034	Corporate Bonds	Open/Demand
Bank of America N.A.	3.20		09/27/22	11/04/22	1,021,361	1,021,634	Corporate Bonds	31—90 Days
Amherst Pierpont Securities LLC	3.24	(b)	09/27/22	Open	2,305,625	2,306,248	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)

Barclays Capital, Inc.	3.12	%(b)	09/27/22	Open		$3,294,337	$3,295,194	Corporate Bonds	Open/Demand

Barclays Capital, Inc.	3.30	(b)	09/27/22	Open		3,729,825	3,730,851	Corporate Bonds	Open/Demand

Barclays Capital, Inc.	3.30	(b)	09/27/22	Open		7,746,156	7,748,286	Capital Trusts	Open/Demand

Barclays Capital, Inc.	3.30	(b)	09/27/22	Open		3,774,375	3,775,413	Corporate Bonds	Open/Demand

Barclays Capital, Inc.	3.30	(b)	09/27/22	Open		8,430,937	8,433,256	Capital Trusts	Open/Demand

Barclays Capital, Inc.	3.30	(b)	09/27/22	Open		4,512,500	4,513,741	Corporate Bonds	Open/Demand

Barclays Capital, Inc.	3.30	(b)	09/27/22	Open		3,700,000	3,701,018	Corporate Bonds	Open/Demand

Barclays Capital, Inc.	3.30	(b)	09/27/22	Open		1,757,088	1,757,571	Corporate Bonds	Open/Demand

Barclays Capital, Inc.	3.30	(b)	09/27/22	Open		9,509,125	9,511,740	Corporate Bonds	Open/Demand

Barclays Capital, Inc.	3.30	(b)	09/27/22	Open		3,381,250	3,382,180	Corporate Bonds	Open/Demand

BNP Paribas S.A.	3.25	(b)	09/27/22	Open		8,160,600	8,162,810	Corporate Bonds	Open/Demand

BNP Paribas S.A.	3.25	(b)	09/27/22	Open		668,394	668,575	Corporate Bonds	Open/Demand

BNP Paribas S.A.	3.28	(b)	09/27/22	Open		4,031,250	4,032,352	Corporate Bonds	Open/Demand

BNP Paribas S.A.	3.28	(b)	09/27/22	Open		2,815,387	2,816,157	Corporate Bonds	Open/Demand

BNP Paribas S.A.	3.30	(b)	09/27/22	Open		2,828,781	2,829,559	Corporate Bonds	Open/Demand

Credit Suisse Securities (USA) LLC.	2.75	(b)	09/27/22	Open		281,300	281,364	Corporate Bonds	Open/Demand

Credit Suisse Securities (USA) LLC.	3.25	(b)	09/27/22	Open		2,321,138	2,321,766	Corporate Bonds	Open/Demand

Credit Suisse Securities (USA) LLC.	3.25	(b)	09/27/22	Open		2,900,625	2,901,411	Corporate Bonds	Open/Demand

RBC Capital Markets LLC.	3.25	(b)	09/27/22	Open		5,512,969	5,514,462	Corporate Bonds	Open/Demand

RBC Capital Markets LLC.	3.25	(b)	09/27/22	Open		4,826,250	4,827,557	Corporate Bonds	Open/Demand

RBC Capital Markets LLC.	3.25	(b)	09/27/22	Open		6,212,837	6,214,520	Corporate Bonds	Open/Demand

RBC Capital Markets LLC.	3.25	(b)	09/27/22	Open		2,825,550	2,826,315	Corporate Bonds	Open/Demand

BC Capital Markets LLC.	3.25	(b)	09/27/22	Open		2,507,406	2,508,085	Corporate Bonds	Open/Demand

RBC Capital Markets LLC.	3.25	(b)	09/27/22	Open		3,425,000	3,425,928	Corporate Bonds	Open/Demand

RBC Capital Markets LLC.	3.25	(b)	09/27/22	Open		2,105,000	2,105,570	Corporate Bonds	Open/Demand

RBC Capital Markets LLC.	3.25	(b)	09/27/22	Open		16,405,200	16,409,643	Corporate Bonds	Open/Demand

RBC Capital Markets LLC.	3.25	(b)	09/27/22	Open		3,728,156	3,729,166	Corporate Bonds	Open/Demand

RBC Capital Markets LLC.	3.25	(b)	09/27/22	Open		10,014,900	10,017,612	Corporate Bonds	Open/Demand

RBC Capital Markets LLC.	3.25	(b)	09/27/22	Open		4,976,187	4,977,535	Corporate Bonds	Open/Demand

RBC Capital Markets LLC.	3.25	(b)	09/27/22	Open		5,051,687	5,053,056	Corporate Bonds	Open/Demand

RBC Capital Markets LLC.	3.25	(b)	09/27/22	Open		13,472,969	13,476,618	Corporate Bonds	Open/Demand

RBC Capital Markets LLC.	3.28	(b)	09/27/22	Open		6,120,000	6,121,673	Corporate Bonds	Open/Demand

RBC Capital Markets LLC.	3.28	(b)	09/27/22	Open		4,414,219	4,415,425	Corporate Bonds	Open/Demand

RBC Capital Markets LLC.	3.28	(b)	09/27/22	Open		1,935,000	1,935,529	Corporate Bonds	Open/Demand

RBC Capital Markets LLC.	3.28	(b)	09/27/22	Open		1,937,500	1,938,030	Corporate Bonds	Open/Demand

RBC Capital Markets LLC.	3.28	(b)	09/27/22	Open		6,870,000	6,871,878	Corporate Bonds	Open/Demand

RBC Capital Markets LLC.	3.28	(b)	09/27/22	Open		12,225,000	12,228,341	Corporate Bonds	Open/Demand

RBC Capital Markets LLC.	3.28	(b)	09/27/22	Open		7,698,500	7,700,604	Corporate Bonds	Open/Demand

RBC Capital Markets LLC.	3.28	(b)	09/27/22	Open		4,675,000	4,676,278	Corporate Bonds	Open/Demand

RBC Capital Markets LLC.	3.28	(b)	09/27/22	Open		5,220,000	5,221,427	Corporate Bonds	Open/Demand

RBC Capital Markets LLC.	3.28	(b)	09/27/22	Open		8,420,000	8,422,301	Corporate Bonds	Open/Demand

RBC Capital Markets LLC.	3.28	(b)	09/27/22	Open		6,781,125	6,782,979	Corporate Bonds	Open/Demand

RBC Capital Markets LLC.	3.28	(b)	09/27/22	Open		3,609,274	3,610,260	Corporate Bonds	Open/Demand

RBC Capital Markets LLC.	3.28	(b)	09/27/22	Open		9,273,656	9,276,191	Corporate Bonds	Open/Demand

RBC Capital Markets LLC.	3.28	(b)	09/27/22	Open		10,750,000	10,752,938	Corporate Bonds	Open/Demand

RBC Capital Markets LLC.	3.28	(b)	09/27/22	Open		3,350,000	3,350,916	Corporate Bonds	Open/Demand

RBC Capital Markets LLC.	3.28	(b)	09/27/22	Open		2,595,313	2,596,022	Corporate Bonds	Open/Demand

RBC Capital Markets LLC.	3.28	(b)	09/27/22	Open		556,420	556,572	Corporate Bonds	Open/Demand

RBC Capital Markets LLC.	3.28	(b)	09/27/22	Open		11,760,000	11,763,214	Corporate Bonds	Open/Demand

TD Securities (USA) LLC.	3.24	(b)	09/27/22	Open		2,323,150	2,323,777	Corporate Bonds	Open/Demand

TD Securities (USA) LLC.	3.24	(b)	09/27/22	Open		2,673,200	2,673,922	Corporate Bonds	Open/Demand

TD Securities (USA) LLC.	3.24	(b)	09/27/22	Open		1,580,663	1,581,089	Corporate Bonds	Open/Demand

TD Securities (USA) LLC.	3.24	(b)	09/27/22	Open		2,820,937	2,821,699	Corporate Bonds	Open/Demand

TD Securities (USA) LLC.	3.24	(b)	09/27/22	Open		3,494,312	3,495,256	Corporate Bonds	Open/Demand

TD Securities (USA) LLC.	3.24	(b)	09/27/22	Open		798,835	799,051	Corporate Bonds	Open/Demand

TD Securities (USA) LLC.	3.24	(b)	09/27/22	Open		570,400	570,554	Corporate Bonds	Open/Demand

TD Securities (USA) LLC.	3.24	(b)	09/27/22	Open		843,275	843,503	Corporate Bonds	Open/Demand

TD Securities (USA) LLC.	3.24	(b)	09/27/22	Open		570,900	571,054	Corporate Bonds	Open/Demand

TD Securities (USA) LLC.	3.24	(b)	09/27/22	Open		3,277,755	3,278,640	Corporate Bonds	Open/Demand

TD Securities (USA) LLC.	3.24	(b)	09/27/22	Open		809,575	809,794	Corporate Bonds	Open/Demand

TD Securities (USA) LLC.	3.24	(b)	09/27/22	Open		570,763	570,917	Corporate Bonds	Open/Demand

TD Securities (USA) LLC.	3.24	(b)	09/27/22	Open		592,450	592,610	Corporate Bonds	Open/Demand

27

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type ofNon-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
TD Securities (USA) LLC	3.24	%(b)	09/27/22	Open	$5,787,956	$5,789,519	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.24	(b)	09/27/22	Open	2,938,669	2,939,462	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.25	(b)	09/27/22	Open	9,694,737	9,697,363	Corporate Bonds	Open/Demand
Barclays Capital, Inc	(3.00	)(b)	09/28/22	Open	50,826	50,818	Corporate Bonds	Open/Demand
Bank of America N.A.	3.28		09/29/22	11/04/22	5,543,125	5,543,125	Corporate Bonds	31 - 90 Days
TD Securities (USA) LLC	3.24	(b)	09/29/22	Open	7,809,270	7,809,247	Capital Trusts	Open/Demand

					$491,830,278	$492,154,036

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Ultra U.S. Treasury Bond	102	12/20/22	$13,942	$(1,180,430)
5-Year U.S. Treasury Note	2,425	12/30/22	260,536	(9,121,189)
3-Month SOFR	2,018	03/14/23	482,756	(16,159,206)

				(26,460,825)

Short Contracts
10-Year U.S. Treasury Note	305	12/20/22	34,179	1,549,307
10-Year U.S. Ultra Long Treasury Note	78	12/20/22	9,244	554,243
U.S. Long Bond	959	12/20/22	121,314	9,086,715

				11,190,265

				$(15,270,560)

OTC Interest Rate Swaptions Written

	Paid by the Trust		Received by the Trust			Expiration	Exercise		Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate		Amount (000)	Value
Call
2-Year Interest Rate Swap,			1-Day SOFR,		Goldman Sachs
01/01/25	2.30%	Semi-Annual	3.07%	Quarterly	International	12/30/22	2.30%	USD	410,000	$(58,495)
Put
2-Year Interest Rate Swap,	1-Day SOFR,				Goldman Sachs
01/01/25	3.07%	Quarterly	3.80%	Semi-Annual	International	12/30/22	3.80	USD	410,000	(4,673,053)

										$(4,731,548)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.38.V2	5.00%	Quarterly	06/20/27	B	USD	22,176	$(461,934)	$938,665	$(1,400,599)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Allocation Income Trust (BTZ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$66,484,721	$782,826	$67,267,547
Corporate Bonds	—	1,132,816,520	1,060,308	1,133,876,828
Floating Rate Loan Interests	—	64,905,771	3,954,322	68,860,093
Foreign Agency Obligations	—	23,425,374	—	23,425,374
Municipal Bonds	—	10,439,670	—	10,439,670
Preferred Securities
Capital Trusts	—	138,474,606	—	138,474,606
Preferred Stocks	34,397,516	—	5,349,067	39,746,583
Short-Term Securities
Money Market Funds	8,464,418	—	—	8,464,418
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(8,726)	(692)	(9,418)

	$42,861,934	$1,436,537,936	$11,145,831	$1,490,545,701

Derivative Financial Instruments(b)
Assets
Interest Rate Contracts	$11,190,265	$—	$—	$11,190,265
Liabilities
Credit Contracts	—	(1,400,599)	—	(1,400,599)
Interest Rate Contracts	(26,460,825)	(4,731,548)	—	(31,192,373)

	$(15,270,560)	$(6,132,147)	$—	$(21,402,707)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $492,154,036 are categorized as Level 2 within the fair value hierarchy.

29

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Allocation Income Trust (BTZ)

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Total
Assets/Liabilities
Opening balance, as of December 31, 2021	$2,330,249	$1,323,551	$—	$5,263,862	$—	$8,917,662
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	(1,000,000)	—	—	—	—	(1,000,000)
Accrued discounts/premiums	—	—	1,166	—	—	1,166
Net realized gain (loss)	—	—	(5,037)	—	—	(5,037)
Net change in unrealized appreciation (depreciation)(a)	(8,597)	(14,123)	(383,461)	85,205	(692)	(321,668)
Purchases	—	—	4,611,339	—	—	4,611,339
Sales	(538,826)	(249,120)	(269,685)	—	—	(1,057,631)

Closing balance, as of September 30, 2022	$782,826	$1,060,308	$3,954,322	$5,349,067	$(692)	$11,145,831

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022(a)	$(8,597)	$(14,123)	$(383,461)	$85,205	$(692)	$(321,668)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

BAB	Build America Bond

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CME	Chicago Mercantile Exchange

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

DIP	Debtor-In-Possession

LIBOR	London Interbank Offered Rate

MTN	Medium-Term Note

PCL	Public Company Limited

PIK	Payment-in-Kind

PJSC	Public Joint Stock Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

S C H E D U L E O F I N V E S T M E N T S	30